Madison Funds | July 31, 2019

Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 96.5%
Bond Funds - 65.4%
Baird Aggregate Bond Fund Institutional Shares		499,540	$5,534,901
iShares 20+ Year Treasury Bond ETF		23,590	3,134,875
iShares 7-10 Year Treasury Bond ETF		23,268	2,556,455
iShares TIPS Bond Fund ETF		18,085	2,084,116
Madison Core Bond Fund Class Y (A)		1,216,607	12,299,899
Madison Corporate Bond Fund Class Y (A)		346,961	4,097,614
Vanguard Short-Term Corporate Bond ETF		94,324	7,601,571
Vanguard Short-Term Treasury ETF (B)		124,428	7,562,734
			44,872,165
Foreign Stock Funds - 6.6%
iShares Edge MSCI Minimum Volatility EAFE ETF		18,663	1,335,524
SPDR S&P Emerging Asia Pacific ETF		1,766	168,900
Vanguard FTSE All-World ex-U.S. ETF		37,902	1,897,753
Vanguard FTSE Emerging Markets ETF		8,313	347,151
Vanguard FTSE Europe ETF		14,385	769,166
			4,518,494
Stock Funds - 24.5%
iShares Core S&P 500 ETF		10,537	3,152,987
iShares Core S&P Mid-Cap ETF		385	75,560
iShares Edge MSCI Minimum Volatility USA ETF		8,418	528,314
Madison Dividend Income Fund Class Y (A)		205,831	5,635,656
Madison Investors Fund Class Y (A)		240,767	5,583,387
Madison Mid Cap Fund Class Y (A)		67,364	750,439
Vanguard Information Technology ETF		5,085	1,110,310
			16,836,653
Total Investment Companies ( Cost $62,792,820 )			66,227,312
SHORT-TERM INVESTMENTS - 4.3%
State Street Institutional U.S. Government Money Market Fund, 2.26%, Premier Class (C)		2,391,677	2,391,677
State Street Navigator Securities Lending Government Money Market Portfolio, 2.32% (C) (D)		547,800	547,800
Total Short-Term Investments ( Cost $2,939,477 )			2,939,477
TOTAL INVESTMENTS - 100.8% ( Cost $65,732,297 )			69,166,789
NET OTHER ASSETS AND LIABILITIES - (0.8%)			(517,410)
TOTAL NET ASSETS - 100.0%			$68,649,379

(A)	Affiliated Company.
(B)
All or a portion of these securities, with an aggregate fair value of $534,864, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.

(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
TIPS	Treasury Inflation Protected Security.

Madison Funds | July 31, 2019

Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 94.0%
Bond Funds - 40.5%
Baird Aggregate Bond Fund Institutional Shares		750,138	$8,311,528
iShares 20+ Year Treasury Bond ETF		37,121	4,933,010
iShares 7-10 Year Treasury Bond ETF (A)		43,173	4,743,417
Madison Core Bond Fund Class Y (B)		1,578,874	15,962,417
Vanguard Short-Term Corporate Bond ETF		164,105	13,225,222
Vanguard Short-Term Treasury ETF (A)		136,039	8,268,450
			55,444,044
Foreign Stock Funds - 12.8%
iShares Edge MSCI Minimum Volatility EAFE ETF		65,305	4,673,226
SPDR S&P Emerging Asia Pacific ETF		17,650	1,688,046
Vanguard FTSE All-World ex-U.S. ETF		122,828	6,149,998
Vanguard FTSE Emerging Markets ETF		40,273	1,681,800
Vanguard FTSE Europe ETF		62,546	3,344,335
			17,537,405
Stock Funds - 40.7%
iShares Core S&P 500 ETF		28,903	8,648,645
iShares Core S&P Mid-Cap ETF		752	147,587
iShares Edge MSCI Minimum Volatility USA ETF		32,734	2,054,386
Madison Dividend Income Fund Class Y (B)		652,450	17,864,080
Madison Investors Fund Class Y (B)		770,385	17,865,223
Madison Mid Cap Fund Class Y (B)		458,407	5,106,648
Vanguard Information Technology ETF (A)		17,946	3,918,509
			55,605,078
Total Investment Companies ( Cost $117,044,488 )			128,586,527
SHORT-TERM INVESTMENTS - 10.7%
Short-Term Investments - 10.7%
State Street Institutional U.S. Government Money Market Fund, 2.26%, Premier Class (C)		8,221,645	8,221,645
State Street Navigator Securities Lending Government Money Market Portfolio, 2.32% (C) (D)		6,376,304	6,376,304
			14,597,949
Total Short-Term Investments ( Cost $14,597,949 )			14,597,949
TOTAL INVESTMENTS - 104.7% ( Cost $131,642,437 )			143,184,476
NET OTHER ASSETS AND LIABILITIES - (4.7%)			(6,379,512)
TOTAL NET ASSETS - 100.0%			$136,804,964

(A)
All or a portion of these securities, with an aggregate fair value of $6,658,386, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.

(B)	Affiliated Company.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 92.6%
Bond Funds - 20.3%
iShares 20+ Year Treasury Bond ETF		11,903	$1,581,789
iShares 7-10 Year Treasury Bond ETF		12,164	1,336,459
Madison Core Bond Fund Class Y (A)		431,251	4,359,943
Vanguard Short-Term Corporate Bond ETF		44,461	3,583,112
Vanguard Short-Term Treasury ETF (B)		34,658	2,106,513
			12,967,816
Foreign Stock Funds - 17.9%
iShares Edge MSCI Minimum Volatility EAFE ETF		38,941	2,786,618
SPDR S&P Emerging Asia Pacific ETF (B)		13,218	1,264,169
Vanguard FTSE All-World ex-U.S. ETF		76,101	3,810,377
Vanguard FTSE Emerging Markets ETF		30,160	1,259,482
Vanguard FTSE Europe ETF		43,585	2,330,490
			11,451,136
Stock Funds - 54.4%
iShares Core S&P 500 ETF		20,768	6,214,408
iShares Core S&P Mid-Cap ETF		1,699	333,446
iShares Edge MSCI Minimum Volatility USA ETF		30,642	1,923,092
Madison Dividend Income Fund Class Y (A)		352,225	9,643,926
Madison Investors Fund Class Y (A)		416,789	9,665,337
Madison Mid Cap Fund Class Y (A)		287,925	3,207,490
Vanguard Growth ETF (B)		5,898	985,792
Vanguard Information Technology ETF (B)		12,517	2,733,087
			34,706,578
Total Investment Companies ( Cost $52,950,177 )			59,125,530
SHORT-TERM INVESTMENTS - 14.5%
State Street Institutional U.S. Government Money Market Fund, 2.26%, Premier Class (C)		4,729,640	4,729,640
State Street Navigator Securities Lending Government Money Market Portfolio, 2.32% (C) (D)		4,534,517	4,534,517
Total Short-Term Investments ( Cost $9,264,157 )			9,264,157
TOTAL INVESTMENTS - 107.1% ( Cost $62,214,334 )			68,389,687
NET OTHER ASSETS AND LIABILITIES - (7.1%)			(4,556,359)
TOTAL NET ASSETS - 100.0%			$63,833,328

(A)	Affiliated Company
(B)
All or a portion of these securities, with an aggregate fair value of $4,394,555, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.

(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MUNICIPAL BONDS - 97.5%
Airport - 3.2%
Metropolitan Washington Airports Authority Revenue, 5%, 10/1/21	$100,000	$108,404
Metropolitan Washington Airports Authority Revenue, Series A, AMT, 5%, 10/1/43	500,000	597,430
		705,834
Development - 3.2%
Fairfax County Economic Development Authority, Series A, 5%, 10/1/26	150,000	178,113
Norfolk Economic Development Authority, 5%, 11/1/29	480,000	535,632
		713,745
Education - 10.4%
Henrico County Economic Development Authority, 4%, 4/15/42	220,000	226,268
Roanoke County Economic Development Authority, Series A, 5%, 9/1/30	400,000	486,568
Virginia College Building Authority, Series E, 5%, 2/1/23	500,000	566,690
Virginia Commonwealth University, Series A, 5%, 5/1/26	385,000	436,386
Virginia Public School Authority, (ST AID WITHHLDG), 3%, 2/1/30	305,000	324,236
Virginia Resources Authority, Series C, (MORAL OBLG), 4%, 11/1/32	250,000	285,988
		2,326,136
Facilities - 6.5%
Henry County Virginia Industrial Development Authority , 4.125%, 11/1/50	250,000	269,593
New River Valley Regional Jail Authority, 5%, 10/1/25	100,000	120,564
Prince Edward County Industrial Development Authority, 5%, 9/1/32	405,000	491,439
Stafford County & Staunton Industrial Development Authority, Series B, (NATL-RE), 4.5%, 8/1/25	35,000	35,051
Western Regional Jail Authority, 3.125%, 12/1/29	500,000	530,790
		1,447,437
General - 12.6%
James City County Economic Development Authority, 5%, 6/15/30	500,000	635,225
Northern Virginia Transportation Authority, 5%, 6/1/30	780,000	906,032
Virginia Beach Development Authority, 5%, 9/1/28	100,000	119,466
Virginia Beach Development Authority, 5%, 9/1/29	125,000	148,748
Virginia Beach Development Authority, Series A, 3.5%, 5/1/30	250,000	265,498
Virginia Public Building Authority, Series B, 5%, 8/1/25	235,000	286,051
Virginia Resources Authority, Series C, 5%, 11/1/30	250,000	318,197
Virginia Resources Authority, Series C, 4%, 11/1/34	125,000	139,895
		2,819,112
General Obligation - 26.0%
City of Alexandria VA, (ST AID WITHHLDG), 5%, 7/15/27	150,000	186,641
City of Alexandria VA, Series A, (ST AID WITHHLDG), 5%, 7/15/28	100,000	127,215
City of Danville VA, Series A, (ST AID WITHHLDG), 5%, 8/1/23	190,000	218,737
City of Fredericksburg VA, Series A, 3.625%, 7/15/30	400,000	405,800
City of Norfolk VA, (ST AID WTHHLDG), 5%, 8/1/47	455,000	549,208
City of Poquoson VA, (ST AID WITHHLDG), 4%, 2/15/29	425,000	505,975
City of Portsmouth VA, Series A, (ST AID WITHHLDG), 5%, 2/1/31	75,000	83,988
City of Richmond VA, Series C, (ST AID WITHHLDG), 5%, 7/15/22	100,000	103,647
City of Roanoke VA, Series A, (Prerefunded 2/1/20 @ $100), (ST AID WITHHLDG), 5%, 2/1/25	230,000	234,448
City of Virginia Beach VA, Series A, 4%, 8/1/22	300,000	325,737
Commonwealth of Virginia, Series A, 5%, 6/1/23	500,000	573,805

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

County of Arlington VA, Series B, (ST AID WITHHLDG), 5%, 8/15/27	175,000	207,286
County of Arlington VA, Series A, 5%, 8/15/30	600,000	742,134
County of Fairfax VA, Series B, (ST AID WITHHLDG), 4%, 10/1/22	250,000	272,920
County of Fairfax VA, Series A, (ST AID WITHHLDG), 5%, 10/1/26	410,000	513,910
County of Henrico VA, 5%, 7/15/25	150,000	155,514
County of Prince William VA, (ST AID WITHHLDG), 5%, 8/1/21	105,000	113,219
County of Spotsylvania VA, (ST AID WITHHLDG), 5%, 1/15/24	200,000	233,770
Town of Leesburg VA, (ST AID WITHHLDG), 5%, 1/15/25	90,000	108,409
Town of Leesburg VA, Series A, (Prerefunded 1/15/21 @ $100), 5%, 1/15/41	135,000	142,628
		5,804,991
Medical - 7.3%
Lynchburg Economic Development Authority, Series A, (Central Health), 4%, 1/1/47	260,000	273,517
Norfolk Economic Development Authority, Series B, 5%, 11/1/36	480,000	529,546
Prince William County Industrial Development Authority, Series B, 4%, 11/1/22	200,000	217,596
Stafford County Economic Development Authority Revenue, 5%, 6/15/25	260,000	310,422
Virginia Small Business Financing Authority, 5%, 11/1/40	300,000	308,016
		1,639,097
Multifamily Housing - 4.6%
Fairfax County Redevelopment & Housing Authority, 4.75%, 10/1/36	725,000	728,857
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	300,000	301,764
		1,030,621
Power - 1.5%
Puerto Rico Electric Power Authority, Series V, (BHAC-CR, MBIA-RE, FGIC), 5.25%, 7/1/24	290,000	326,984

Transportation - 9.6%
Hampton Roads Transportation Accountability Commission, Series A, 5%, 7/1/42	470,000	569,771
Puerto Rico Highways & Transportation Authority, Series N, (ASSURED GTY), 5.25%, 7/1/34	100,000	110,726
Richmond Metropolitan Authority, (NATL-RE), 5.25%, 7/15/22	85,000	90,537
Richmond Metropolitan Authority, (Escrowed To Maturity) (NATL-RE), 5.25%, 7/15/22	40,000	42,867
Virginia Commonwealth Transportation Board, 5%, 5/15/22	100,000	110,845
Virginia Commonwealth Transportation Board, Series A, (Prerefunded 3/15/22 @ $100), 5%, 9/15/24	225,000	247,716
Virginia Commonwealth Transportation Board, Series B, (Prerefunded 9/15/22 @ $100), 5%, 3/15/25	535,000	598,981
Virginia Commonwealth Transportation Board, 5%, 9/15/27	200,000	254,688
Virginia Port Authority Revenue, Series B, 5%, 7/1/21	100,000	106,676
		2,132,807
Utilities - 1.5%
City of Richmond VA Public Utility Revenue, Series A, 5%, 1/15/38	300,000	333,780

Water - 11.1%
County of Henrico VA Water & Sewer Revenue, 4%, 5/1/32	500,000	583,935
County of Henrico VA Water & Sewer Revenue, 5%, 5/1/27	150,000	185,437
Fairfax County Water Authority, Series B, 5.25%, 4/1/23	180,000	207,139
Fairfax County Water Authority, 5%, 4/1/27	150,000	164,988
Hampton Roads Sanitation District, Series A, 5%, 10/1/35	410,000	504,431
Hampton Roads Sanitation District, Series A, 5%, 10/1/36	250,000	306,180
Prince William County Service Authority, 5%, 7/1/22	250,000	278,860
Upper Occoquan Sewage Authority, Series A, (NATL-RE), 5.15%, 7/1/20	110,000	113,864
Virginia Resources Authority, Series B, (Prerefunded 11/1/21@ $100), (MORAL OBLG), 5%, 11/1/23	5,000	5,428

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

Virginia Resources Authority, Series B, (MORAL OBLG), 5%, 11/1/23	115,000	124,788
		2,475,050
TOTAL INVESTMENTS - 97.5% ( Cost $20,747,425 )		21,755,594
NET OTHER ASSETS AND LIABILITIES - 2.5%		566,872
TOTAL NET ASSETS - 100.0%		$22,322,466

ASSURED GTY	Assured Guaranty.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
MBIA-RE	MBIA Insurance Corp.
MORAL OBLG	Moral Obligation.
NATL-RE	National Public Finance Guarantee Corp.
ST AID WITHHLDG	State Aid Withholding.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MUNICIPAL BONDS - 98.0%
Alabama - 4.3%
Alabama Incentives Financing Authority Revenue, Series A, 5%, 9/1/29	$300,000	$300,849
Lee County Board of Education Authority Revenue, 4%, 2/1/28	490,000	552,274
Town of Pike Road Authority Revenue, 4%, 9/1/31	170,000	188,217
		1,041,340
Arkansas - 0.9%
Arkansas Development Finance Authority, 5%, 2/1/26	175,000	210,354

California - 0.6%
Los Angeles Department of Water & Power Revenue, Series A, 5%, 7/1/40	120,000	145,424

Colorado - 2.1%
El Paso County Facilities Corp., Certificate Participation, Series A, 5%, 12/1/27	400,000	500,256

Florida - 7.2%
Lee County Industrial Development Authority, 5%, 11/1/28	500,000	523,750
Orlando Utilities Commission, Series C, 5%, 10/1/22	525,000	588,383
Palm Beach County Solid Waste Authority, 5%, 10/1/24	300,000	324,807
Port St. Lucie Community Redevelopment Agency Revenue, Tax Allocation, 5%, 1/1/26	250,000	301,353
		1,738,293
Georgia - 3.6%
City of Atlanta GA Water & Wastewater Revenue, (AGM), 5.75%, 11/1/30	300,000	422,223
City of Atlanta GA Water & Wastewater Revenue, 5%, 11/1/43	275,000	318,640
Dublin GA School District, General Obligation, (ST AID WITHHLDG), 4%, 4/1/23	135,000	143,544
		884,407
Hawaii - 2.2%
State of Hawaii, General Obligation, Series EY, 5%, 10/1/25	435,000	531,044

Idaho - 2.3%
Idaho Health Facilities Authority, Series A, 5%, 3/1/34	500,000	557,090

Illinois - 5.6%
City of Chicago IL Waterworks Revenue, 5%, 11/1/20	150,000	156,612
City of Waukegan IL, General Obligation, Series A, (BAM), 4%, 12/30/24	430,000	474,144
Cook County School District No. 111, General Obligation, (BAM), 5%, 12/1/35	545,000	646,719
Regional Transportation Authority, Series A, (AMBAC, GO of AUTH) *, 7.2%, 11/1/20	75,000	78,368
		1,355,843
Indiana - 2.5%
Vanderburgh County Redevelopment District, (AGM), 5%, 2/1/26	500,000	603,405

Iowa - 2.0%
City of Bettendorf IA, General Obligation, Series A, (Prerefunded 6/1/20 @ $100), 5%, 6/1/28	475,000	490,428

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Tax-Free National Fund Portfolio of Investments (unaudited)

Kansas - 3.5%
City of Wichita KS, General Obligation, Series 816, 5%, 12/1/24	510,000	609,965
Shawnee County Unified School District No. 437, General Obligation, 4%, 9/1/24	220,000	249,742
		859,707
Kentucky - 2.1%
Eastern Kentucky University, Series A, (ST INTERCEPT), 5%, 4/1/33	445,000	515,408

Michigan - 3.1%
Detroit City School District, General Obligation, Series A, (FGIC, Q-SBLF), 6%, 5/1/20	400,000	414,016
Redford Unified School District No. 1, General Obligation, (AMBAC, Q-SBLF) *, 5%, 5/1/22	320,000	341,462
		755,478
Mississippi - 2.4%
Medical Center Educational Building Corp., 5%, 6/1/30	475,000	577,885

Missouri - 2.0%
Springfield School District No. R-12, General Obligation, Series B, (ST AID DIR DEP), 5%, 3/1/25	400,000	482,012

New Jersey - 5.4%
New Jersey Economic Development Authority Revenue, (ST APPROP), 5%, 3/1/26	450,000	493,812
New Jersey State Turnpike Authority, Series A, (BHAC-CR, AGM), 5.25%, 1/1/28	250,000	324,595
New Jersey State Turnpike Authority, Series A, (BHAC-CR, AGM), 5.25%, 1/1/29	250,000	331,185
Union County Improvement Authority, Series A, 4%, 2/1/25	150,000	165,799
		1,315,391
New York - 3.6%
New York State Dormitory Authority, Series 1, (BHAC-CR, AMBAC) *, 5.5%, 7/1/31	250,000	328,105
Port Authority of New York & New Jersey, (GO of AUTH), 5.375%, 3/1/28	455,000	546,946
		875,051
North Carolina - 3.7%
North Carolina Medical Care Commission, 5%, 6/1/40	500,000	566,275
Town of Cary NC Combined Utility Systems Revenue, 5%, 12/1/23	285,000	321,560
		887,835
Ohio - 2.4%
Cleveland-Cuyahoga County Port Authority, 5%, 7/1/24	500,000	581,645

Oklahoma - 4.4%
Caddo County Governmental Building Authority Revenue, 5%, 9/1/40	500,000	579,525
Elk City Industrial Authority, 4%, 5/1/30	435,000	496,779
		1,076,304
Pennsylvania - 1.7%
Commonwealth Financing Authority Revenue, Series A, 5%, 6/1/35	370,000	424,856

South Carolina - 1.0%
City of Newberry SC Revenue, (AGM), 4%, 4/1/22	240,000	255,101

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Tax-Free National Fund Portfolio of Investments (unaudited)

Tennessee - 2.3%
City of Newport Tennessee Electric System Revenue, (AGM), 4%, 5/1/32	370,000	417,560
Town of Decatur TN Water & Sewer Revenue, General Obligation, 3%, 6/1/24	120,000	129,377
		546,937
Texas - 12.4%
Beaumont Independent School District, General Obligation, (Prerefunded 2/15/21 @ $100), (PSF-GTD), 4.75%, 2/15/38	300,000	316,539
City of Austin TX, General Obligation, 5%, 9/1/26	550,000	664,686
City of Fort Worth TX, General Obligation, 4%, 3/1/29	500,000	577,000
Liberty Hill Independent School District, General Obligation, (Prerefunded 8/1/19 @ $100), (PSF-GTD), 5%, 8/1/26	410,000	410,000
Mueller Local Government Corp., 5%, 9/1/25	500,000	501,500
San Jacinto River Authority, (BAM), 4%, 10/1/23	200,000	220,404
State of Texas, General Obligation, Series C, 5%, 8/1/27	330,000	330,000
		3,020,129
Utah - 1.5%
Utah Transit Authority, (BHAC-CR, MBIA), 5%, 6/15/35	280,000	371,904

Virginia - 8.2%
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	100,000	100,588
Hampton Roads Sanitation District, Series A, 5%, 10/1/36	500,000	612,360
Henrico County Economic Development Authority Revenue, Series B, 5%, 10/1/19	300,000	301,950
James City County Economic Development Authority, 5%, 6/15/22	250,000	276,777
Virginia Port Authority Revenue, Series B, 5%, 7/1/21	100,000	106,676
Western Regional Jail Authority, 5%, 12/1/34	500,000	605,770
		2,004,121
Washington - 1.0%
State of Washington, General Obligation, Series E, 5%, 2/1/29	205,000	236,970

West Virginia - 2.2%
West Virginia Economic Development Authority, Series A, 5%, 7/1/37	450,000	535,266

Wisconsin - 1.8%
Wisconsin Health & Educational Facilities Authority, Series A, 4%, 11/15/35	400,000	437,704

TOTAL INVESTMENTS - 98.0% ( Cost $22,583,204 )		23,817,588
NET OTHER ASSETS AND LIABILITIES - 2.0%		495,866
TOTAL NET ASSETS - 100.0%		$24,313,454

*
This bond is covered by insurance issued by Ambac Assurance Corporation (“AMBAC”). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. Although AMBAC’s claim paying ability appears strong at this point, its ultimate ability to guarantee timely payment of principal and interest on these bonds, should they default, will be dependent on the timing and magnitude of losses within the entity’s overall portfolio.

AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Indemnity Corp.
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
GO of AUTH	General Obligation of the Authority.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Tax-Free National Fund Portfolio of Investments (unaudited)

MBIA	MBIA Insurance Corp.
PSF-GTD	Permanent School Fund Guaranteed.
Q-SBLF	Qualified School Board Loan Fund.
ST AID DIR DEP	State Aid Direct Deposit.
ST AID WITHHLDG	State Aid Withholding.
ST APPROP	State Appropriations.
ST INTERCEPT	State Intercept.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 39.9%
Consumer Discretionary - 2.2%
Target Corp., 2.9%, 1/15/22	$2,000,000	$2,041,515

Consumer Staples - 1.7%
Coca-Cola Co./The, 2.45%, 11/1/20	1,500,000	1,505,201

Energy - 1.4%
Chevron Corp., 2.427%, 6/24/20	1,250,000	1,251,726

Financials - 17.1%
American Express Credit Corp., MTN, 2.7%, 3/3/22	500,000	504,546
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (A), 2.816%, 7/21/23	1,500,000	1,512,017
Bank of New York Mellon Corp./The, MTN, 2.2%, 8/16/23	1,000,000	993,577
BB&T Corp., MTN, 2.85%, 10/26/24	750,000	760,730
Berkshire Hathaway Finance Corp., 2.9%, 10/15/20	500,000	503,981
Goldman Sachs Bank USA, 3.2%, 6/5/20	1,000,000	1,007,032
Huntington National Bank/The, 3.55%, 10/6/23	1,000,000	1,041,458
John Deere Capital Corp., MTN, 2.65%, 1/6/22	1,500,000	1,514,978
JPMorgan Chase & Co., 2.25%, 1/23/20	1,500,000	1,499,157
JPMorgan Chase & Co., 2.972%, 1/15/23	450,000	455,750
Morgan Stanley, 2.8%, 6/16/20	1,750,000	1,755,067
PNC Financial Services Group Inc./The, 3.3%, 3/8/22	1,300,000	1,331,879
State Street Corp., 1.95%, 5/19/21	1,500,000	1,492,531
U.S. Bancorp, MTN, 2.625%, 1/24/22	1,000,000	1,007,867
		15,380,570
Health Care - 3.4%
Merck & Co. Inc., 3.875%, 1/15/21	1,500,000	1,531,912
UnitedHealth Group Inc., 2.875%, 3/15/23	1,500,000	1,527,789
		3,059,701
Industrials - 0.6%
Caterpillar Inc., 3.9%, 5/27/21	500,000	514,858

Information Technology - 11.5%
Apple Inc., 2.4%, 5/3/23	1,500,000	1,512,480
Cisco Systems Inc., 2.2%, 2/28/21	1,500,000	1,502,101
Intel Corp., 3.3%, 10/1/21	1,750,000	1,791,861
Microsoft Corp., 3%, 10/1/20	1,250,000	1,262,768
Microsoft Corp., 2.875%, 2/6/24	500,000	515,291
salesforce.com Inc., 3.25%, 4/11/23	2,000,000	2,072,149
Visa Inc., 2.2%, 12/14/20	1,700,000	1,701,647
		10,358,297
Real Estate - 2.0%
Simon Property Group L.P., 4.125%, 12/1/21	1,750,000	1,813,064
Total Corporate Notes and Bonds ( Cost $35,519,838 )		35,924,932

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

High Quality Bond Fund Portfolio of Investments (unaudited)

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 58.6%
	Fannie Mae - 4.4%
	1.375%, 10/7/21	$4,000,000	3,952,842

	Freddie Mac - 4.5%
	2.375%, 1/13/22	$4,000,000	4,041,051

	U.S. Treasury Notes - 49.7%
	1.125%, 12/31/19	2,250,000	2,240,156
	3.625%, 2/15/20	3,000,000	3,022,266
	1.625%, 3/15/20	3,500,000	3,488,379
	1.375%, 3/31/20	2,750,000	2,736,250
	2.000%, 7/31/20	2,750,000	2,747,852
	1.375%, 8/31/20	3,000,000	2,978,437
	2.625%, 11/15/20	3,000,000	3,022,852
	1.625%, 5/31/23	3,000,000	2,974,570
	2.500%, 8/15/23	3,000,000	3,075,117
	2.750%, 11/15/23	3,000,000	3,109,570
	2.375%, 8/15/24	3,250,000	3,329,346
	2.125%, 5/15/25	4,000,000	4,050,625
	1.625%, 5/15/26	1,750,000	1,715,820
	1.500%, 8/15/26	1,750,000	1,699,551
	2.375%, 5/15/27	4,450,000	4,584,543
			44,775,334
Total U.S. Government and Agency Obligations ( Cost $52,125,416 )			52,769,227
		Shares
	SHORT-TERM INVESTMENTS - 1.0%
	State Street Institutional U.S. Government Money Market Fund, 2.26%, Premier Class (B)	937,174	937,174
Total Short-Term Investments ( Cost $937,174 )			937,174
TOTAL INVESTMENTS - 99.5% ( Cost $88,582,428 )			89,631,333
NET OTHER ASSETS AND LIABILITIES - 0.5%			461,387
TOTAL NET ASSETS - 100.0%			$90,092,720

(A)	Floating rate or variable rate note. Rate shown is as of July 31, 2019.
(B)	7-day yield.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 5.9%
American Express Credit Account Master Trust, Series 2017-1, Class B, 2.1%, 9/15/22	$1,000,000	$997,675
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, (1M USD LIBOR + 0.320%) (A) (B), 2.645%, 5/15/23	325,000	325,406
CarMax Auto Owner Trust, Series 2018-3, Class A3, 3.13%, 6/15/23	600,000	608,413
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	103,051
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (A), 2.12%, 11/15/29	616,190	614,112
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (A), 3.04%, 4/15/30	500,570	504,134
Chesapeake Funding II LLC, Series 2018-2A, Class A1 (A), 3.23%, 8/15/30	344,332	348,024
Chesapeake Funding II LLC, Series 2018-2A, Class B (A), 3.52%, 8/15/30	350,000	358,343
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	385,000	397,844
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 (A), 1.97%, 1/20/23	208,095	207,629
Enterprise Fleet Financing LLC, Series 2017-3, Class A3 (A), 2.36%, 5/20/23	1,000,000	993,247
Evergreen Credit Card Trust, Series 2019-1, Class B (A), 3.59%, 1/15/23	275,000	278,093
John Deere Owner Trust, Series 2018-B, Class A3, 3.08%, 11/15/22	600,000	606,152
Synchrony Credit Card Master Note Trust, Series 2017-1, Class B, 2.19%, 6/15/23	1,000,000	996,670
Verizon Owner Trust, Series 2017-1A, Class A (A), 2.06%, 9/20/21	778,473	777,582
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/23	830,000	843,030
Wheels SPV LLC, Series 2019-1A, Class A3 (A), 2.35%, 5/22/28	300,000	299,541
Total Asset Backed Securities ( Cost $9,183,335 )		9,258,946
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.4%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (C), 2.879%, 7/25/49	600,000	599,616
Fannie Mae REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	1,537,225	171,008
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	843,372	879,850
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	991,979	1,045,455
Fannie Mae REMICS, Series 2001-73, Class GZ, 6%, 12/25/31	207,189	228,705
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	158,179	177,666
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	291,624	290,994
Fannie Mae REMICS, Series 2015-44, Class GI, IO, 3%, 11/25/40	572,179	31,861
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	551,783	557,238
Freddie Mac REMICS, Series 3825, Class CB, 3.5%, 3/15/26	925,216	954,013
Freddie Mac REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	2,047,817	148,222
Government National Mortgage Association, Series 2015-53, Class IL, IO, 3%, 9/20/44	1,672,830	191,038
JP Morgan Mortgage Trust, Series 2019-5, Class A3 (A) (B) (D), 4%, 11/25/49	592,162	606,104
JP Morgan Mortgage Trust, Series 2019-5, Class A4 (A) (B) (D), 4%, 11/25/49	294,775	298,913
JPMorgan Mortgage Trust, Series 2019-2, Class A6 (A) (B) (D), 4%, 8/25/49	659,814	678,516
JPMorgan Mortgage Trust, Series 2019-3, Class A4 (A) (B) (D), 4%, 9/25/49	1,054,253	1,067,102
OBX Trust, Series 2019-INV1, Class A8 (A) (B) (D), 4%, 11/25/48	787,422	807,217
Onslow Bay Mortgage Loan Trust, Series 2015-1, Class 2A4 (A) (B) (D), 3%, 11/25/45	673,683	677,049
Wells Fargo Mortgage Backed Securities Trust, Series 2019-2, Class A1 (A) (B) (D), 4%, 4/25/49	527,136	538,584
Total Collateralized Mortgage Obligations ( Cost $10,085,817 )		9,949,151
COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.6%
Fannie Mae-Aces, Series 2016-M2, Class X2, IO (B) (D), 0.709%, 1/25/23	9,651,579	187,754
Fannie Mae-Aces, Series 2017-M15, Class ATS2 (B) (D), 3.136%, 11/25/27	500,000	522,689
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class X1, IO (B) (D), 0.62%, 1/25/22	22,219,599	288,097
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	400,000	412,952
FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class A2, 2.653%, 8/25/26	2,000,000	2,042,680
FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, IO (B) (D), 0.315%, 9/25/26	15,823,842	308,704
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	1,000,000	1,049,410

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Core Bond Fund Portfolio of Investments (unaudited)

FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (D), 3.565%, 11/25/47	750,000	766,445
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A2, 2.862%, 3/15/47	14,159	14,144
Total Commercial Mortgage-Backed Securities ( Cost $5,640,581 )		5,592,875
CORPORATE NOTES AND BONDS - 33.6%
Communication Services - 2.4%
AT&T Inc., 4.75%, 5/15/46	1,000,000	1,057,075
Comcast Corp., 4.7%, 10/15/48	250,000	293,517
Mars Inc. (A), 3.875%, 4/1/39	400,000	437,669
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 3/20/23	281,250	282,094
Verizon Communications Inc., 4.4%, 11/1/34	1,000,000	1,108,604
Vodafone Group PLC (E), 3.75%, 1/16/24	250,000	260,273
Vodafone Group PLC (E), 5%, 5/30/38	250,000	277,271
		3,716,503
Consumer Discretionary - 2.9%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	500,000	523,613
D.R. Horton Inc., 2.55%, 12/1/20	500,000	499,648
Discovery Communications LLC, 5%, 9/20/37	500,000	529,891
DISH DBS Corp., 6.75%, 6/1/21	250,000	260,238
General Motors Financial Co. Inc., 3.2%, 7/6/21	150,000	151,206
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	275,000	280,142
Lennar Corp., 4.75%, 4/1/21	500,000	511,250
Lowe's Cos. Inc., 4.55%, 4/5/49	500,000	544,437
Omnicom Group Inc. / Omnicom Capital Inc., 3.6%, 4/15/26	650,000	671,513
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	500,000	516,301
		4,488,239
Consumer Staples - 0.5%
B&G Foods Inc., 4.625%, 6/1/21	100,000	100,125
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	150,000	145,340
Molson Coors Brewing Co., 2.1%, 7/15/21	500,000	497,037
		742,502
Energy - 7.6%
Antero Resources Corp. (F), 5.625%, 6/1/23	300,000	283,500
Boardwalk Pipelines L.P., 4.45%, 7/15/27	400,000	408,668
Energy Transfer Operating L.P., 5.25%, 4/15/29	375,000	419,058
EnLink Midstream Partners L.P., 5.45%, 6/1/47	400,000	341,000
Enterprise Products Operating LLC, 3.75%, 2/15/25	500,000	527,711
Helmerich & Payne Inc., 4.65%, 3/15/25	1,000,000	1,077,047
Kinder Morgan Inc., 5.55%, 6/1/45	920,000	1,060,841
Marathon Oil Corp., 2.7%, 6/1/20	1,000,000	1,000,516
Marathon Petroleum Corp., 3.8%, 4/1/28	600,000	613,608
MPLX L.P., 4.8%, 2/15/29	250,000	273,666
Phillips 66 Partners L.P., 3.605%, 2/15/25	750,000	768,952
Pioneer Natural Resources Co., 3.45%, 1/15/21	1,000,000	1,012,838
Tosco Corp., 7.8%, 1/1/27	1,000,000	1,314,112
Unit Corp., 6.625%, 5/15/21	525,000	468,891
Valero Energy Corp., 6.625%, 6/15/37	1,000,000	1,278,976
Valero Energy Partners L.P., 4.5%, 3/15/28	1,000,000	1,077,940
		11,927,324
Financials - 10.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (E), 3.875%, 1/23/28	500,000	506,118

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Core Bond Fund Portfolio of Investments (unaudited)

Air Lease Corp., 3.75%, 2/1/22	300,000	306,884
American Express Co., 2.5%, 8/1/22	350,000	351,099
American Express Co., 4.2%, 11/6/25	650,000	706,876
American International Group Inc., 4.75%, 4/1/48	500,000	560,649
Bank of America Corp., MTN, 3.3%, 1/11/23	1,000,000	1,026,272
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (B), 2.816%, 7/21/23	500,000	504,006
Bank of Montreal (E), 3.3%, 2/5/24	325,000	335,602
Bank of Montreal (5Y H15 + 2.979%) (B) (E), 4.8%, 8/25/24	375,000	371,719
Capital One Financial Corp., 2.5%, 5/12/20	500,000	499,851
Capital One Financial Corp., 3.3%, 10/30/24	600,000	621,223
Cboe Global Markets Inc., 3.65%, 1/12/27	445,000	471,132
Discover Bank, 3.45%, 7/27/26	175,000	178,789
Fifth Third Bank, 3.35%, 7/26/21	750,000	764,521
Goldman Sachs Group Inc./The (3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	850,000	867,675
Goldman Sachs Group Inc./The, 3.5%, 11/16/26	300,000	308,289
HCP Inc., 3.25%, 7/15/26	1,000,000	1,011,724
Huntington National Bank/The, 3.55%, 10/6/23	500,000	520,729
Intercontinental Exchange Inc., 2.35%, 9/15/22	300,000	300,410
Intercontinental Exchange Inc., 3.75%, 9/21/28	250,000	269,871
JPMorgan Chase & Co., 2.972%, 1/15/23	300,000	303,834
JPMorgan Chase & Co., 3.125%, 1/23/25	750,000	768,795
Liberty Mutual Group Inc. (A), 4.25%, 6/15/23	221,000	233,069
Liberty Mutual Group Inc. (A), 4.569%, 2/1/29	779,000	859,302
M&T Bank Corp., 3.55%, 7/26/23	250,000	261,180
Mitsubishi UFJ Financial Group Inc. (E), 3.195%, 7/18/29	500,000	506,774
Morgan Stanley, 4.3%, 1/27/45	1,000,000	1,110,630
National Rural Utilities Cooperative Finance Corp., 4.3%, 3/15/49	300,000	344,317
PNC Bank NA, 2.45%, 7/28/22	500,000	501,994
Regions Financial Corp., 2.75%, 8/14/22	600,000	603,790
Synchrony Financial, 3.75%, 8/15/21	50,000	50,880
Synchrony Financial, 3.7%, 8/4/26	300,000	302,668
TD Ameritrade Holding Corp., 3.3%, 4/1/27	500,000	517,345
		16,848,017
Health Care - 3.0%
AbbVie Inc., 3.75%, 11/14/23	400,000	416,676
Becton, Dickinson and Co., 2.894%, 6/6/22	400,000	403,490
Cigna Corp. (A), 4.375%, 10/15/28	100,000	108,457
Cigna Corp. (A), 4.9%, 12/15/48	500,000	548,468
CVS Health Corp., 5.125%, 7/20/45	750,000	813,271
Forest Laboratories LLC (A), 5%, 12/15/21	200,000	209,768
Humana Inc., 2.5%, 12/15/20	750,000	749,586
Shire Acquisitions Investments Ireland DAC (E), 1.9%, 9/23/19	750,000	749,399
UnitedHealth Group Inc., 3.7%, 8/15/49	250,000	252,840
Zoetis Inc., 3%, 9/12/27	400,000	405,796
		4,657,751
Industrials - 2.7%
Bristol-Myers Squibb Co. (A) (F), 3.4%, 7/26/29	650,000	679,389
Carlisle Cos. Inc., 3.5%, 12/1/24	500,000	510,934
DAE Funding LLC (A), 5.25%, 11/15/21	250,000	261,250
Masco Corp., 4.375%, 4/1/26	150,000	159,027
Owens Corning, 3.95%, 8/15/29	550,000	548,818
TransDigm Inc., 6%, 7/15/22	250,000	252,575
United Rentals North America Inc., 4.625%, 7/15/23	600,000	613,332
WRKCo Inc., 3.75%, 3/15/25	475,000	494,463

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Core Bond Fund Portfolio of Investments (unaudited)

WRKCo Inc., 3.9%, 6/1/28	700,000	723,231
		4,243,019
Information Technology - 2.0%
Analog Devices Inc., 5.3%, 12/15/45	600,000	715,122
CDW LLC / CDW Finance Corp., 5%, 9/1/23	200,000	202,940
Citrix Systems Inc., 4.5%, 12/1/27	350,000	364,862
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	350,000	446,251
Fidelity National Information Services Inc., 4.75%, 5/15/48	300,000	340,148
Marvell Technology Group Ltd. (E), 4.2%, 6/22/23	500,000	522,452
Salesforce.com Inc., 3.7%, 4/11/28	500,000	541,076
		3,132,851
Materials - 0.4%
Arconic Inc., 5.125%, 10/1/24	200,000	213,258
DuPont de Nemours Inc., 4.725%, 11/15/28	450,000	506,213
		719,471
Real Estate - 0.5%
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	250,000	256,095
Store Capital Corp., 4.5%, 3/15/28	500,000	529,624
		785,719
Utilities - 0.8%
Duke Energy Corp., 3.75%, 9/1/46	1,000,000	994,740
PacifiCorp., 4.15%, 2/15/50	250,000	281,788
		1,276,528
Total Corporate Notes and Bonds ( Cost $50,140,086 )		52,537,924
LONG TERM MUNICIPAL BONDS - 2.6%
County of Palm Beach FL Revenue, 5%, 11/1/33	1,880,000	2,045,816
Rancho Water District Financing Authority Revenue, (Prerefunded 8/1/20 @ $100), 6.337%, 8/1/40	10,000	10,400
Rancho Water District Financing Authority Revenue, 6.337%, 8/1/40	655,000	681,312
South Dakota State Building Authority Revenue, Series F, 4.7%, 6/1/32	1,250,000	1,346,500
Total Long Term Municipal Bonds ( Cost $3,887,263 )		4,084,028
MORTGAGE BACKED SECURITIES - 21.5%
Fannie Mae - 12.2%
3%, 9/1/30 Pool # 890696	818,090	835,257
3%, 12/1/30 Pool # AL8924	414,651	423,338
7%, 11/1/31 Pool # 607515	6,601	7,389
3.5%, 12/1/31 Pool # MA0919	278,222	289,000
6.5%, 3/1/32 Pool # 631377	23,895	26,504
6.5%, 5/1/32 Pool # 636758	1,975	2,190
7%, 5/1/32 Pool # 644591	515	529
6.5%, 6/1/32 Pool # 545691	55,475	63,243
3.5%, 8/1/32 Pool # MA3098	532,041	550,783
3.5%, 9/1/32 Pool # MA3126	361,835	374,597
5.5%, 11/1/33 Pool # 555880	62,513	69,675
5%, 5/1/34 Pool # 780890	26,589	29,174
7%, 7/1/34 Pool # 792636	7,339	7,539
4%, 2/1/35 Pool # MA2177	663,735	699,490
5%, 8/1/35 Pool # 829670	66,245	72,640
5%, 9/1/35 Pool # 820347	86,273	95,364
5%, 9/1/35 Pool # 835699	65,335	71,843
3.5%, 12/1/35 Pool # MA2473	822,750	851,949

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Core Bond Fund Portfolio of Investments (unaudited)

4.5%, 12/1/35 Pool # 745147	9,848	10,609
5%, 12/1/35 Pool # 850561	23,004	25,255
4%, 6/1/36 Pool # AL8618	420,814	443,729
6%, 11/1/36 Pool # 902510	50,742	58,385
6%, 10/1/37 Pool # 947563	69,368	79,779
6.5%, 12/1/37 Pool # 889072	53,452	62,249
6.5%, 8/1/38 Pool # 987711	114,289	135,139
4%, 9/1/40 Pool # AE3039	676,868	717,676
4%, 1/1/41 Pool # AB2080	545,792	578,633
5.5%, 7/1/41 Pool # AL6588	450,430	503,976
4%, 9/1/41 Pool # AJ1406	372,930	396,687
4%, 10/1/41 Pool # AJ4046	669,983	711,661
3.5%, 11/1/41 Pool # AB3867	304,968	317,741
4%, 3/1/42 Pool # AL1998	1,005,727	1,068,824
3.5%, 6/1/42 Pool # AO4134	1,022,934	1,066,040
3.5%, 8/1/42 Pool # AP2133	613,359	639,200
3%, 9/1/42 Pool # AP6568	95,719	97,538
3.5%, 9/1/42 Pool # AB6228	360,073	375,247
4%, 10/1/42 Pool # AP7363	733,512	777,788
3.5%, 12/1/42 Pool # AQ8892	121,924	127,063
3.5%, 1/1/43 Pool # AQ9326	510,358	533,902
3%, 2/1/43 Pool # AL3072	853,957	870,189
3.5%, 3/1/43 Pool # AT0310	456,197	475,348
3.5%, 4/1/43 Pool # AR9902	313,132	327,579
3.5%, 4/1/43 Pool # AT2887	425,394	443,320
4%, 1/1/45 Pool # AS4257	205,515	216,547
4.5%, 2/1/45 Pool # MA2193	619,773	662,968
3.5%, 8/1/45 Pool # AS5645	760,441	786,059
3.5%, 12/1/45 Pool # AS6309	347,998	359,465
4.5%, 10/1/46 Pool # MA2783	141,368	149,534
3%, 1/1/47 Pool # BE0108	613,538	622,592
4%, 7/1/48 Pool # MA3415	443,073	459,674
3.5%, 1/1/49 Pool # MA3574	468,554	480,602
		19,051,502
Freddie Mac - 9.3%
4.5%, 2/1/25 Pool # J11722	97,792	101,357
4.5%, 5/1/25 Pool # J12247	210,439	221,038
8%, 6/1/30 Pool # C01005	521	605
6.5%, 1/1/32 Pool # C62333	22,630	25,142
3.5%, 8/1/32 Pool # C91485	332,055	345,179
4%, 5/1/33 Pool # G18693	1,010,599	1,055,138
4.5%, 6/1/34 Pool # C01856	353,771	382,009
6.5%, 11/1/36 Pool # C02660	8,667	9,872
5.5%, 1/1/37 Pool # G04593	198,449	222,289
5.5%, 11/1/37 Pool # A68787	135,358	151,030
5.5%, 12/1/38 Pool # G05267	397,782	440,893
4.5%, 8/1/39 Pool # G08361	478,148	516,269
3.5%, 11/1/40 Pool # G06168	487,275	508,066
4%, 10/1/41 Pool # Q04092	781,275	828,934
4.5%, 3/1/42 Pool # G07491	506,068	546,429
3%, 9/1/42 Pool # C04233	597,882	609,626
3%, 2/1/43 Pool # Q15767	406,772	414,749
3%, 4/1/43 Pool # V80025	418,946	427,159
3%, 4/1/43 Pool # V80026	412,887	420,998
3.5%, 8/1/44 Pool # Q27927	566,347	589,726

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Core Bond Fund Portfolio of Investments (unaudited)

3%, 7/1/45 Pool # G08653	673,159	684,087
3.5%, 8/1/45 Pool # Q35614	639,674	663,474
3.5%, 9/1/45 Pool # G08667	697,737	721,473
3%, 11/1/45 Pool # G08675	850,108	863,708
3%, 1/1/46 Pool # G08686	883,256	897,256
3%, 10/1/46 Pool # G60722	768,061	779,921
4%, 3/1/47 Pool # Q46801	1,050,637	1,105,582
3.5%, 11/1/47 Pool # Q52079	922,538	951,436
		14,483,445
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	7,982	9,089
6.5%, 4/20/31 Pool # 3068	3,932	4,545
4%, 4/15/39 Pool # 698089	32,821	34,871
		48,505
Total Mortgage Backed Securities ( Cost $33,202,252 )		33,583,452
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 24.6%
U.S. Treasury Bonds - 10.3%
6.625%, 2/15/27	1,500,000	1,990,898
5.375%, 2/15/31	1,250,000	1,675,244
4.500%, 5/15/38	1,500,000	2,012,461
3.750%, 8/15/41	2,000,000	2,453,515
3.000%, 5/15/45	2,000,000	2,185,469
2.250%, 8/15/46	1,500,000	1,416,387
3.000%, 5/15/47	1,000,000	1,094,766
3.000%, 2/15/48	1,000,000	1,094,805
3.375%, 11/15/48	1,850,000	2,175,846
		16,099,391
U.S. Treasury Notes - 14.3%
2.625%, 11/15/20	2,000,000	2,015,235
3.125%, 5/15/21	2,000,000	2,040,781
2.125%, 8/15/21	2,000,000	2,008,438
2.000%, 10/31/21	1,000,000	1,002,422
2.000%, 11/15/21	1,000,000	1,002,617
1.750%, 5/15/22	550,000	548,324
2.000%, 2/15/23	1,000,000	1,004,961
2.750%, 2/15/24	1,500,000	1,558,359
2.125%, 3/31/24	2,500,000	2,529,785
2.250%, 11/15/25	2,500,000	2,549,902
1.500%, 8/15/26	1,250,000	1,213,965
2.875%, 5/15/28	2,500,000	2,676,367
2.625%, 2/15/29	2,135,000	2,246,337
		22,397,493
Total U.S. Government and Agency Obligations ( Cost $36,167,285 )		38,496,884
	Shares
SHORT-TERM INVESTMENTS - 2.1%
State Street Institutional U.S. Government Money Market Fund, 2.26%, Premier Class (G)	2,314,824	2,314,824
State Street Navigator Securities Lending Government Money Market Portfolio, 2.32% (G) (H)	963,830	963,830
Total Short-Term Investments ( Cost $3,278,654 )		3,278,654
TOTAL PUT OPTIONS PURCHASED - 0.0%		3,516
TOTAL INVESTMENTS - 100.3% ( Cost $151,594,549 )		156,785,430

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Core Bond Fund Portfolio of Investments (unaudited)

NET OTHER ASSETS AND LIABILITIES - (0.3%)	(423,988)
TOTAL CALL & PUT OPTIONS WRITTEN - 0.0%	(1,406)
TOTAL NET ASSETS - 100.0%	$156,360,036

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Floating rate or variable rate note. Rate shown is as of July 31, 2019.
(C)	Stepped rate security. Rate shown is as of July 31, 2019.
(D)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 2.3% of total net assets.
(F)
All or a portion of these securities, with an aggregate fair value of $950,756, are on loan as part of a securities lending program. See footnote (H) and Note 4 for details on the securities lending program.

(G)	7-day yield.
(H)	Represents investments of cash collateral received in connection with securities lending.
DAC	Designated Activity Company.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PLC	Public Limited Company.
Written Option Contracts Outstanding at July 31, 2019
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Put Options Written
U.S. Treasury Bond Futures	$124.50	08/23/2019	(45)	(45,000)	$(1,406)	$(2,677)	$1,271
Total Put Options Written	$(1,406)	$(2,677)	$1,271

Purchased Option Contracts Outstanding at July 31, 2019
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Put Options Purchased
U.S. Treasury Bond Futures	$126.00	08/23/2019	45	45,000	$3,516	$9,276	$(5,760)
Total Put Options Purchased	$3,516	$9,276	$(5,760)

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Corporate Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 97.6%
Communication Services - 8.2%
AT&T Inc., 4.25%, 3/1/27	$150,000	$161,339
AT&T Inc., 4.75%, 5/15/46	125,000	132,134
Comcast Corp., 4.15%, 10/15/28	100,000	110,211
L3Harris Technologies Inc., 5.054%, 4/27/45	160,000	190,148
Mars Inc. (A), 3.875%, 4/1/39	100,000	109,417
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 3/20/23	56,250	56,419
Verizon Communications Inc., 4.329%, 9/21/28	115,000	127,591
Verizon Communications Inc., 3.875%, 2/8/29	100,000	107,700
Verizon Communications Inc., 4.4%, 11/1/34	200,000	221,721
		1,216,680
Consumer Discretionary - 5.8%
Amazon.com Inc., 2.8%, 8/22/24	100,000	102,432
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.875%, 5/1/27	100,000	104,500
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	100,000	104,722
Discovery Communications LLC, 5%, 9/20/37	100,000	105,978
General Motors Financial Co. Inc., 3.2%, 7/6/21	75,000	75,603
Harman International Industries Inc., 4.15%, 5/15/25	100,000	106,439
Lowe's Cos. Inc., 2.5%, 4/15/26	100,000	98,665
Lowe's Cos. Inc., 4.55%, 4/5/49	100,000	108,887
McDonald's Corp., MTN, 4.875%, 12/9/45	50,000	57,770
		864,996
Consumer Staples - 0.7%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc., 4.9%, 2/1/46	100,000	113,558

Energy - 16.9%
Antero Resources Corp., 5.625%, 6/1/23	50,000	47,250
Boardwalk Pipelines L.P., 4.45%, 7/15/27	100,000	102,167
BP Capital Markets America Inc., 3.119%, 5/4/26	100,000	102,826
Chevron Corp., 3.191%, 6/24/23	200,000	207,299
ConocoPhillips Co., 4.15%, 11/15/34	20,000	21,607
Devon Energy Corp., 5.6%, 7/15/41	100,000	118,902
Energy Transfer Operating L.P., 5.25%, 4/15/29	150,000	167,623
EnLink Midstream Partners L.P., 5.45%, 6/1/47	50,000	42,625
Enterprise Products Operating LLC, 4.45%, 2/15/43	100,000	104,737
Exxon Mobil Corp., 4.114%, 3/1/46	50,000	57,297
Helmerich & Payne Inc., 4.65%, 3/15/25	100,000	107,705
Kinder Morgan Inc. (A), 5%, 2/15/21	50,000	51,702
Kinder Morgan Inc., 5.55%, 6/1/45	100,000	115,309
Marathon Oil Corp., 2.7%, 6/1/20	200,000	200,103
Marathon Petroleum Corp., 5.125%, 3/1/21	100,000	103,922
Marathon Petroleum Corp., 3.8%, 4/1/28	100,000	102,268
MPLX L.P., 4.8%, 2/15/29	50,000	54,733
Phillips 66, 4.65%, 11/15/34	100,000	111,360
Phillips 66 Partners L.P., 3.605%, 2/15/25	200,000	205,054

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Corporate Bond Fund Portfolio of Investments (unaudited)

Valero Energy Corp., 6.625%, 6/15/37	300,000	383,693
Valero Energy Partners L.P., 4.5%, 3/15/28	100,000	107,794
		2,515,976
Financials - 40.5%
Banks - 20.8%
Bank of America Corp., MTN, 3.3%, 1/11/23	200,000	205,254
Bank of America Corp., MTN, (3M USD LIBOR + 1.090%) (B), 3.093%, 10/1/25	100,000	101,897
Citigroup Inc., 2.7%, 10/27/22	250,000	251,352
Citigroup Inc., (3M USD LIBOR + 1.192%) (B), 4.075%, 4/23/29	150,000	160,805
Discover Bank, 3.45%, 7/27/26	100,000	102,165
Goldman Sachs Group Inc./The, 3.625%, 1/22/23	100,000	103,483
Goldman Sachs Group Inc./The, 3.5%, 11/16/26	250,000	256,907
Huntington National Bank/The, 3.55%, 10/6/23	250,000	260,364
JPMorgan Chase & Co., 2.972%, 1/15/23	200,000	202,556
JPMorgan Chase & Co., 3.125%, 1/23/25	200,000	205,012
KeyCorp, MTN, 5.1%, 3/24/21	250,000	260,721
Mitsubishi UFJ Financial Group Inc. (C), 3.195%, 7/18/29	200,000	202,710
Morgan Stanley, MTN, 3.7%, 10/23/24	100,000	104,861
Morgan Stanley, MTN, 3.875%, 1/27/26	150,000	158,789
Morgan Stanley, FRN, (3M USD LIBOR + 1.340%) (B), 3.591%, 7/22/28	150,000	155,797
PNC Bank NA, 2.45%, 7/28/22	250,000	250,997
PNC Financial Services Group Inc./The, 3.45%, 4/23/29	100,000	104,942
		3,088,612
Diversified Financial Services - 9.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (C), 3.875%, 1/23/28	150,000	151,835
Affiliated Managers Group Inc., 4.25%, 2/15/24	200,000	212,604
Air Lease Corp., 3.625%, 4/1/27	100,000	101,964
American Express Co., 2.5%, 8/1/22	200,000	200,628
American Express Co., 4.2%, 11/6/25	100,000	108,750
Capital One Financial Corp., 3.3%, 10/30/24	200,000	207,074
Cboe Global Markets Inc., 3.65%, 1/12/27	150,000	158,809
Intercontinental Exchange Inc., 2.35%, 9/15/22	100,000	100,137
Intercontinental Exchange Inc., 3.75%, 9/21/28	50,000	53,974
Nasdaq Inc., 3.85%, 6/30/26	50,000	53,068
TD Ameritrade Holding Corp., 3.3%, 4/1/27	100,000	103,469
		1,452,312
Insurance - 8.6%
Aflac Inc., 4.75%, 1/15/49	100,000	118,268
American International Group Inc., 3.875%, 1/15/35	100,000	101,625
Berkshire Hathaway Finance Corp., 4.2%, 8/15/48	200,000	225,314
Berkshire Hathaway Inc., 3.125%, 3/15/26	150,000	155,279
Liberty Mutual Group Inc. (A), 4.25%, 6/15/23	23,000	24,256
Liberty Mutual Group Inc. (A), 4.569%, 2/1/29	77,000	84,937
Markel Corp., 5%, 5/20/49	$50,000	$55,886
MetLife Inc., 3.6%, 4/10/24	100,000	105,424
New York Life Global Funding (A), 1.95%, 2/11/20	200,000	199,638
Prudential Financial Inc., MTN, 3.5%, 5/15/24	200,000	211,137
		1,281,764

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Corporate Bond Fund Portfolio of Investments (unaudited)

Real Estate - 1.4%
Boston Properties L.P., 3.4%, 6/21/29	100,000	102,745
HCP Inc., 3.25%, 7/15/26	100,000	101,172
		203,917
		6,026,605
Health Care - 3.9%
Cigna Corp. (A), 4.9%, 12/15/48	100,000	109,694
CVS Health Corp., 5.125%, 7/20/45	100,000	108,436
UnitedHealth Group Inc., 3.5%, 2/15/24	100,000	104,902
UnitedHealth Group Inc., 3.7%, 8/15/49	50,000	50,568
Zoetis Inc., 3%, 9/12/27	200,000	202,898
		576,498
Industrials - 8.4%
Bristol-Myers Squibb Co. (A), 3.4%, 7/26/29	100,000	104,521
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	100,000	113,925
CRH America Inc. (A), 3.875%, 5/18/25	200,000	209,004
DAE Funding LLC (A), 5.25%, 11/15/21	50,000	52,250
General Dynamics Corp., 1.875%, 8/15/23	100,000	98,628
Lockheed Martin Corp., 2.9%, 3/1/25	200,000	205,108
Owens Corning, 3.95%, 8/15/29	50,000	49,893
Textron Inc., 3.875%, 3/1/25	200,000	209,065
WRKCo Inc., 3.75%, 3/15/25	100,000	104,097
WRKCo Inc., 3.9%, 6/1/28	100,000	103,319
		1,249,810
Information Technology - 6.3%
Analog Devices Inc., 5.3%, 12/15/45	50,000	59,593
CDW LLC / CDW Finance Corp., 5%, 9/1/23	50,000	50,735
Citrix Systems Inc., 4.5%, 12/1/27	35,000	36,486
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	75,000	95,625
Fidelity National Information Services Inc., 4.75%, 5/15/48	100,000	113,383
Fiserv Inc., 3.8%, 10/1/23	50,000	52,397
Fiserv Inc., 3.5%, 7/1/29	100,000	102,302
Intel Corp., 3.734%, 12/8/47	50,000	52,943
Microsoft Corp., 3.5%, 2/12/35	100,000	107,150
NVIDIA Corp., 2.2%, 9/16/21	100,000	99,709
Oracle Corp., 4%, 7/15/46	50,000	53,342
Salesforce.com Inc., 3.7%, 4/11/28	100,000	108,215
		931,880
Materials - 5.5%
Arconic Inc., 5.125%, 10/1/24	$50,000	$53,315
Dow Chemical Co./The, 4.125%, 11/15/21	200,000	206,517
Dow Chemical Co./The (A), 4.8%, 5/15/49	50,000	53,103
DuPont de Nemours Inc., 4.725%, 11/15/28	100,000	112,492
Nutrien Ltd. (C), 3.375%, 3/15/25	200,000	205,353
Packaging Corp. of America, 3.65%, 9/15/24	175,000	181,860
		812,640
Real Estate - 0.7%
Boston Properties L.P., 3.65%, 2/1/26	100,000	104,714

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Corporate Bond Fund Portfolio of Investments (unaudited)

Utilities - 0.7%
Duke Energy Corp., 3.75%, 9/1/46		100,000	99,474
Total Corporate Notes and Bonds ( Cost $13,724,324 )			14,512,831
		Shares
SHORT-TERM INVESTMENTS - 2.1%
State Street Institutional U.S. Government Money Market Fund, 2.26%, Premier Class (D)		313,124	$313,124
Total Short-Term Investments ( Cost $313,124 )			313,124
TOTAL INVESTMENTS - 99.7% ( Cost $14,037,448 )			14,825,955
NET OTHER ASSETS AND LIABILITIES - 0.3%			40,470
TOTAL NET ASSETS - 100.0%			$14,866,425

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Floating rate or variable rate note. Rate shown is as of July 31, 2019.
(C)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 3.8% of total net assets.
(D)	7-day yield.
DAC	Designated Activity Company.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 86.4%
Communication Services - 5.5%
Altice Luxembourg S.A. (A) (B), 7.625%, 2/15/25	$200,000	$196,008
Frontier Communications Corp. (A), 8.5%, 4/1/26	150,000	146,580
GrubHub Holdings Inc. (A), 5.5%, 7/1/27	125,000	128,282
Inmarsat Finance PLC (A) (B), 6.5%, 10/1/24	300,000	314,250
Nexstar Broadcasting Inc. (A), 5.625%, 8/1/24	125,000	129,844
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 3/20/23	140,625	141,047
		1,056,011
Consumer Discretionary - 17.4%
Cablevision Systems Corp., 5.875%, 9/15/22	250,000	265,312
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.875%, 4/1/24	300,000	312,000
Diamond Resorts International Inc. (A) (C), 7.75%, 9/1/23	250,000	254,402
DISH DBS Corp., 6.75%, 6/1/21	250,000	260,237
IRB Holding Corp. (A), 6.75%, 2/15/26	250,000	248,750
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. (A), 6.75%, 11/15/21	250,000	255,505
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 2/15/24	500,000	513,750
Panther BF Aggregator 2 L.P. / Panther Finance Co. Inc. (A), 6.25%, 5/15/26	125,000	129,338
Penske Automotive Group Inc., 5.75%, 10/1/22	250,000	252,693
Scientific Games International Inc. (A), 5%, 10/15/25	250,000	255,625
Sirius XM Radio Inc. (A), 4.625%, 5/15/23	250,000	253,750
Univision Communications Inc. (A), 5.125%, 5/15/23	325,000	322,660
		3,324,022
Consumer Staples - 9.6%
ACCO Brands Corp. (A), 5.25%, 12/15/24	250,000	256,250
Avon International Operations Inc. (A), 7.875%, 8/15/22	250,000	260,125
B&G Foods Inc., 4.625%, 6/1/21	250,000	250,313
Dean Foods Co. (A), 6.5%, 3/15/23	195,000	108,225
Pilgrim's Pride Corp. (A), 5.75%, 3/15/25	350,000	361,375
Post Holdings Inc. (A), 5.5%, 3/1/25	250,000	260,000
Simmons Foods Inc. (A), 5.75%, 11/1/24	375,000	343,125
		1,839,413
Energy - 15.2%
American Midstream Partners L.P. / American Midstream Finance Corp. (A), 9.5%, 12/15/21	375,000	363,750
Berry Petroleum Co. LLC (A), 7%, 2/15/26	125,000	119,375
Carrizo Oil & Gas Inc. (C), 6.25%, 4/15/23	375,000	368,250
Indigo Natural Resources LLC (A), 6.875%, 2/15/26	250,000	210,625
Jonah Energy LLC / Jonah Energy Finance Corp. (A), 7.25%, 10/15/25	125,000	49,375
Murphy Oil USA Inc., 5.625%, 5/1/27	400,000	418,000
QEP Resources Inc., 5.375%, 10/1/22	300,000	278,250
Southern Star Central Corp. (A), 5.125%, 7/15/22	300,000	301,500
Sunoco L.P. / Sunoco Finance Corp., 4.875%, 1/15/23	250,000	254,300
Unit Corp., 6.625%, 5/15/21	600,000	535,875
		2,899,300
Financials - 10.5%
Donnelley Financial Solutions Inc., 8.25%, 10/15/24	250,000	260,000
Equinix Inc., 5.875%, 1/15/26	250,000	265,550

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

High Income Fund Portfolio of Investments (unaudited)

Exela Intermediate LLC / Exela Finance Inc. (A), 10%, 7/15/23	250,000	204,425
Jefferies Finance LLC / JFIN Co-Issuer Corp. (A), 7.25%, 8/15/24	250,000	246,875
MPT Operating Partnership L.P. / MPT Finance Corp., 5%, 10/15/27	250,000	258,750
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	300,000	299,136
Quicken Loans Inc. (A), 5.75%, 5/1/25	250,000	258,155
Solera LLC / Solera Finance Inc. (A), 10.5%, 3/1/24	200,000	214,190
		2,007,081
Health Care - 4.5%
Acadia Healthcare Co. Inc., 5.125%, 7/1/22	250,000	250,000
Avantor Inc. (A), 6%, 10/1/24	300,000	321,003
HCA Inc., 5.875%, 2/15/26	250,000	278,125
		849,128
Industrials - 14.3%
ADT Security Corp./The, 3.5%, 7/15/22	150,000	149,063
ARD Finance S.A., 7.125% Cash, 7.875 PIK (B), 7.125%, 9/15/23	300,000	309,000
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (A) (C), 5.25%, 3/15/25	250,000	252,500
DAE Funding LLC (A), 5%, 8/1/24	250,000	263,362
DAE Funding LLC (A), 5.25%, 11/15/21	150,000	156,750
GFL Environmental Inc. (A) (B), 5.375%, 3/1/23	250,000	253,437
Mueller Industries Inc., 6%, 3/1/27	250,000	249,687
Nielsen Finance LLC / Nielsen Finance Co. (A), 5%, 4/15/22	340,000	339,473
Prime Security Services Borrower LLC / Prime Finance Inc. (A), 9.25%, 5/15/23	36,000	37,823
Tennant Co., 5.625%, 5/1/25	250,000	259,375
TransDigm Inc., 6%, 7/15/22	250,000	252,575
Waste Pro USA Inc. (A), 5.5%, 2/15/26	200,000	204,500
		2,727,545
Materials - 4.9%
Berry Global Inc., 5.125%, 7/15/23	250,000	255,313
Cornerstone Chemical Co. (A), 6.75%, 8/15/24	250,000	230,625
Rayonier AM Products Inc. (A) (C), 5.5%, 6/1/24	550,000	440,000
		925,938
Real Estate - 1.6%
Iron Mountain Inc., 5.75%, 8/15/24	300,000	302,160

Utilities - 2.9%
AmeriGas Partners L.P. / AmeriGas Finance Corp., 5.5%, 5/20/25	250,000	262,500
Calpine Corp., 5.5%, 2/1/24	300,000	300,000
		562,500
Total Corporate Notes and Bonds ( Cost $16,615,832 )		16,493,098
	Shares
EXCHANGE TRADED FUNDS - 1.1%
iShares iBoxx High Yield Corporate Bond ETF	2,500	217,325
Total Exchange Traded Funds ( Cost $214,425 )		217,325
SHORT-TERM INVESTMENTS - 16.6%
State Street Institutional U.S. Government Money Market Fund, 2.26%, Premier Class (D)	2,133,201	2,133,201
State Street Navigator Securities Lending Government Money Market Portfolio, 2.32% (D) (E)	1,038,623	1,038,623

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

High Income Fund Portfolio of Investments (unaudited)

Total Short-Term Investments ( Cost $3,171,824 )		3,171,824
TOTAL INVESTMENTS - 104.1% ( Cost $20,002,081 )		19,882,247
NET OTHER ASSETS AND LIABILITIES - (4.1%)		(783,526)
TOTAL NET ASSETS - 100.0%		$19,098,721

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 5.6% of total net assets.
(C)
All or a portion of these securities, with an aggregate fair value of $1,020,756, are on loan as part of a securities lending program. See footnote (E) and Note 4 for details on the securities lending program.

(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
PIK	Payment in Kind.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 67.0%
Communication Services - 4.9%
Comcast Corp., Class A	104,000	$4,489,680
Verizon Communications Inc.	69,000	3,813,630
		8,303,310
Consumer Discretionary - 6.4%
Home Depot Inc./The	11,000	2,350,590
McDonald's Corp.	17,000	3,582,240
Starbucks Corp.	29,000	2,746,010
TJX Cos. Inc./The	39,500	2,155,120
		10,833,960
Consumer Staples - 6.7%
Hershey Co./The	16,000	2,427,840
Nestle S.A., ADR	35,500	3,765,840
PepsiCo Inc.	20,000	2,556,200
Procter & Gamble Co./The	22,000	2,596,880
		11,346,760
Energy - 3.9%
Chevron Corp.	24,500	3,016,195
Exxon Mobil Corp.	48,000	3,569,280
		6,585,475
Financials - 12.4%
BlackRock Inc.	7,000	3,273,760
Chubb Ltd.	17,000	2,598,280
JPMorgan Chase & Co.	35,500	4,118,000
Northern Trust Corp.	23,500	2,303,000
PNC Financial Services Group Inc./The	15,000	2,143,500
Travelers Cos. Inc./The	21,000	3,079,020
US Bancorp	58,000	3,314,700
		20,830,260
Health Care - 8.7%
Amgen Inc.	5,900	1,100,822
Johnson & Johnson	20,700	2,695,554
Medtronic PLC	31,500	3,211,110
Merck & Co. Inc.	36,500	3,029,135
Novartis AG, ADR	27,500	2,518,450
Pfizer Inc.	54,000	2,097,360
		14,652,431
Industrials - 8.4%
Caterpillar Inc.	24,000	3,160,080
Emerson Electric Co.	20,000	1,297,600
Fastenal Co.	90,000	2,772,000
General Dynamics Corp.	13,500	2,510,190
Union Pacific Corp.	11,500	2,069,425
United Technologies Corp.	17,500	2,338,000
		14,147,295

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Diversified Income Fund Portfolio of Investments (unaudited)

Information Technology - 11.3%
Accenture PLC, Class A	8,500	1,636,930
Analog Devices Inc.	23,500	2,760,310
Automatic Data Processing Inc.	9,000	1,498,680
Cisco Systems Inc.	66,500	3,684,100
Microsoft Corp.	20,500	2,793,535
Paychex Inc.	19,000	1,577,950
TE Connectivity Ltd.	13,500	1,247,400
Texas Instruments Inc.	31,000	3,875,310
		19,074,215
Materials - 1.9%
Linde PLC	17,000	3,251,760

Utilities - 2.4%
Dominion Energy Inc.	22,000	1,634,380
NextEra Energy Inc.	12,000	2,486,040
		4,120,420
Total Common Stocks ( Cost $80,698,366 )		113,145,886
	Par Value
ASSET BACKED SECURITIES - 1.8%
American Express Credit Account Master Trust, Series 2017-1, Class B, 2.1%, 9/15/22	250,000	249,419
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, (1M USD LIBOR + 0.320%) (A) (B), 2.645%, 5/15/23	175,000	175,219
CarMax Auto Owner Trust, Series 2018-3, Class A3, 3.13%, 6/15/23	150,000	152,103
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	103,051
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (A), 2.12%, 11/15/29	246,476	245,645
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (A), 3.04%, 4/15/30	385,054	387,795
Chesapeake Funding II LLC, Series 2018-2A, Class A1 (A), 3.23%, 8/15/30	129,124	130,509
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	130,000	134,337
Evergreen Credit Card Trust, Series 2019-1, Class B (A), 3.59%, 1/15/23	100,000	101,124
John Deere Owner Trust, Series 2018-B, Class A3, 3.08%, 11/15/22	150,000	151,538
Synchrony Credit Card Master Note Trust, Series 2017-1, Class B, 2.19%, 6/15/23	450,000	448,502
Verizon Owner Trust, Series 2017-1A, Class A (A), 2.06%, 9/20/21	373,667	373,239
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/23	250,000	253,925
Wheels SPV LLC, Series 2019-1A, Class A2 (A), 2.3%, 5/22/28	100,000	99,797
Total Asset Backed Securities ( Cost $2,978,560 )		3,006,203
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.6%
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	192,771	201,109
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	247,995	261,364
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	74,147	83,281
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	145,812	145,497
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	220,713	222,895
Freddie Mac REMICS, Series 3825, Class CB, 3.5%, 3/15/26	376,161	387,868
Freddie Mac REMICS, Series 3187, Class Z, 5%, 7/15/36	203,494	225,517
JP Morgan Mortgage Trust, Series 2019-5, Class A4 (A) (B) (C), 4%, 11/25/49	245,646	249,094
JPMorgan Mortgage Trust, Series 2019-2, Class A6 (A) (B) (C), 4%, 8/25/49	131,963	135,703
JPMorgan Mortgage Trust, Series 2019-3, Class A4 (A) (B) (C), 4%, 9/25/49	337,361	341,473

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Diversified Income Fund Portfolio of Investments (unaudited)

OBX Trust, Series 2019-INV1, Class A8 (A) (B) (C), 4%, 11/25/48	157,484	161,443
Onslow Bay Mortgage Loan Trust, Series 2015-1, Class 2A4 (A) (B) (C), 3%, 11/25/45	288,721	290,164
Total Collateralized Mortgage Obligations ( Cost $2,721,433 )		2,705,408
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3%
Fannie Mae-Aces, Series 2016-M2, Class X2, IO (B) (C), 0.709%, 1/25/23	2,969,717	57,771
Fannie Mae-Aces, Series 2013-M12, Class APT (B) (C), 2.406%, 3/25/23	294,254	295,978
Fannie Mae-Aces, Series 2017-M15, Class A1, VRN (B) (C), 2.959%, 9/25/27	411,886	426,483
Fannie Mae-Aces, Series 2017-M15, Class ATS2 (B) (C), 3.136%, 11/25/27	250,000	261,344
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	250,000	258,095
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	600,000	629,646
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (C), 3.565%, 11/25/47	200,000	204,385
Total Commercial Mortgage-Backed Securities ( Cost $2,103,265 )		2,133,702
CORPORATE NOTES AND BONDS - 10.4%
Communication Services - 0.6%
AT&T Inc., 4.75%, 5/15/46	200,000	211,415
Comcast Corp., 4.15%, 10/15/28	275,000	303,079
Verizon Communications Inc., 4.329%, 9/21/28	331,000	367,241
Verizon Communications Inc., 3.875%, 2/8/29	100,000	107,700
		989,435
Consumer Discretionary - 1.2%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	200,000	209,445
Discovery Communications LLC, 5%, 9/20/37	250,000	264,946
DISH DBS Corp., 6.75%, 6/1/21	100,000	104,095
ERAC USA Finance LLC (A), 6.7%, 6/1/34	45,000	60,390
General Motors Financial Co. Inc., 3.2%, 7/6/21	50,000	50,402
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	125,000	127,338
Lennar Corp., 4.75%, 4/1/21	150,000	153,375
Lowe's Cos. Inc., 4.55%, 4/5/49	150,000	163,331
McDonald's Corp., MTN, 4.875%, 12/9/45	300,000	346,617
Omnicom Group Inc. / Omnicom Capital Inc., 3.6%, 4/15/26	300,000	309,929
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	155,000	160,053
		1,949,921
Consumer Staples - 0.3%
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	32,000	31,006
Conagra Brands Inc., 4.6%, 11/1/25	250,000	271,776
Mars Inc. (A), 3.95%, 4/1/49	200,000	217,595
		520,377
Energy - 2.2%
Antero Resources Corp. (D), 5.625%, 6/1/23	150,000	141,750
BP Capital Markets America Inc., 3.119%, 5/4/26	200,000	205,652
ConocoPhillips Co., 4.15%, 11/15/34	129,000	139,364
Energy Transfer Operating L.P., 5.25%, 4/15/29	75,000	83,812
Enterprise Products Operating LLC, 5.2%, 9/1/20	300,000	308,666
Enterprise Products Operating LLC, 3.75%, 2/15/25	300,000	316,626
Exxon Mobil Corp., 4.114%, 3/1/46	225,000	257,834
Kinder Morgan Inc., 5.55%, 6/1/45	350,000	403,581

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Diversified Income Fund Portfolio of Investments (unaudited)

Marathon Oil Corp., 2.7%, 6/1/20	300,000	300,155
MPLX L.P., 4.8%, 2/15/29	150,000	164,199
Phillips 66, 4.65%, 11/15/34	250,000	278,400
Schlumberger Holdings Corp. (A), 4%, 12/21/25	20,000	21,236
Schlumberger Holdings Corp. (A), 3.9%, 5/17/28	292,000	305,191
Unit Corp., 6.625%, 5/15/21	135,000	120,572
Valero Energy Corp., 6.625%, 6/15/37	250,000	319,744
Valero Energy Partners L.P., 4.5%, 3/15/28	300,000	323,382
		3,690,164
Financials - 3.4%
Air Lease Corp., 3.625%, 4/1/27	200,000	203,927
American Express Co., 2.5%, 8/1/22	150,000	150,471
American Express Co., 4.2%, 11/6/25	250,000	271,875
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (B), 2.816%, 7/21/23	250,000	252,003
Bank of America Corp., MTN, (3M USD LIBOR + 1.090%) (B), 3.093%, 10/1/25	400,000	407,590
Bank of Montreal (E), 3.3%, 2/5/24	110,000	113,588
Bank of Montreal (5Y H15 + 2.979%) (B) (E), 4.8%, 8/25/24	145,000	143,731
BB&T Corp., MTN, 2.85%, 10/26/24	200,000	202,861
Capital One Financial Corp., 3.3%, 10/30/24	200,000	207,074
Cboe Global Markets Inc., 3.65%, 1/12/27	130,000	137,634
Fifth Third Bank, 3.35%, 7/26/21	250,000	254,840
Goldman Sachs Group Inc./The(3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	350,000	357,278
HCP Inc., 3.25%, 7/15/26	200,000	202,345
Intercontinental Exchange Inc., 2.35%, 9/15/22	200,000	200,273
JPMorgan Chase & Co., 2.972%, 1/15/23	300,000	303,834
JPMorgan Chase & Co., 2.95%, 10/1/26	350,000	354,896
Mitsubishi UFJ Financial Group Inc. (E), 3.195%, 7/18/29	200,000	202,710
Morgan Stanley, MTN, 3.875%, 1/27/26	100,000	105,859
Morgan Stanley, 4.3%, 1/27/45	250,000	277,658
National Rural Utilities Cooperative Finance Corp., 4.3%, 3/15/49	100,000	114,773
PNC Financial Services Group Inc./The, 3.45%, 4/23/29	300,000	314,825
Regions Financial Corp., 3.2%, 2/8/21	250,000	252,529
Regions Financial Corp., 2.75%, 8/14/22	250,000	251,579
Synchrony Financial, 3.7%, 8/4/26	150,000	151,334
ZB NA, 3.5%, 8/27/21	250,000	254,470
		5,689,957
Health Care - 0.9%
AbbVie Inc., 3.75%, 11/14/23	150,000	156,254
Cigna Corp. (A), 4.375%, 10/15/28	50,000	54,228
CVS Health Corp., 5.125%, 7/20/45	250,000	271,090
Humana Inc., 2.5%, 12/15/20	300,000	299,834
Shire Acquisitions Investments Ireland DAC (E), 1.9%, 9/23/19	350,000	349,720
UnitedHealth Group Inc., 3.7%, 8/15/49	50,000	50,568
Zoetis Inc., 3%, 9/12/27	350,000	355,072
		1,536,766
Industrials - 0.5%
Bristol-Myers Squibb Co. (A) (D), 3.4%, 7/26/29	300,000	313,564
DAE Funding LLC (A), 5.25%, 11/15/21	100,000	104,500
Masco Corp., 4.375%, 4/1/26	25,000	26,504
United Rentals North America Inc., 4.625%, 7/15/23	200,000	204,444

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Diversified Income Fund Portfolio of Investments (unaudited)

WRKCo Inc., 3.9%, 6/1/28	250,000	258,297
		907,309
Information Technology - 0.9%
Analog Devices Inc., 5.3%, 12/15/45	225,000	268,171
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	300,000	304,467
Citrix Systems Inc., 4.5%, 12/1/27	55,000	57,335
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	75,000	95,625
Intel Corp., 3.734%, 12/8/47	272,000	288,008
Oracle Corp., 4%, 7/15/46	325,000	346,724
Thomson Reuters Corp. (E), 4.3%, 11/23/23	225,000	238,409
		1,598,739
Materials - 0.1%
DuPont de Nemours Inc., 4.725%, 11/15/28	180,000	202,485

Real Estate - 0.2%
Store Capital Corp., 4.5%, 3/15/28	100,000	105,925
Welltower Inc., 4.5%, 1/15/24	200,000	214,314
		320,239
Utilities - 0.1%
PacifiCorp., 4.15%, 2/15/50	100,000	112,715
Total Corporate Notes and Bonds ( Cost $16,591,249 )		17,518,107
LONG TERM MUNICIPAL BONDS - 0.8%
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	325,000	422,133
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	501,610
Rancho Water District Financing Authority Revenue, 6.337%, 8/1/40	225,000	234,038
Rancho Water District Financing Authority Revenue, (Prerefunded 8/1/20 @ $100), 6.337%, 8/1/40	5,000	5,200
University of Massachusetts Building Authority Revenue, 6.573%, 5/1/39	35,000	35,114
Washington County School District #1 West Union, General Obligation, 4.355%, 6/30/34	200,000	216,814
Total Long Term Municipal Bonds ( Cost $1,391,420 )		1,414,909
MORTGAGE BACKED SECURITIES - 6.6%
Fannie Mae - 4.3%
3%, 9/1/30 Pool # 890696	171,535	175,135
3%, 12/1/30 Pool # AL8924	276,434	282,225
7%, 11/1/31 Pool # 607515	6,601	7,389
3.5%, 12/1/31 Pool # MA0919	443,243	460,413
7%, 5/1/32 Pool # 644591	824	846
3.5%, 8/1/32 Pool # MA3098	177,347	183,594
3.5%, 9/1/32 Pool # MA3126	147,215	152,408
5.5%, 10/1/33 Pool # 254904	41,958	46,971
7%, 7/1/34 Pool # 792636	4,613	4,739
4%, 2/1/35 Pool # MA2177	287,618	303,113
5%, 8/1/35 Pool # 829670	38,515	42,232
5%, 9/1/35 Pool # 835699	40,667	44,718
5%, 9/1/35 Pool # 820347	51,461	56,884
3%, 12/1/35 Pool # AS6267	250,263	254,854
5%, 12/1/35 Pool # 850561	14,003	15,373
4%, 6/1/36 Pool # AL8618	224,434	236,656

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Diversified Income Fund Portfolio of Investments (unaudited)

5.5%, 9/1/36 Pool # 831820	65,018	72,145
5.5%, 10/1/36 Pool # 901723	27,670	30,890
5.5%, 12/1/36 Pool # 903059	41,442	44,655
4.5%, 7/1/41 Pool # AB3274	149,513	161,384
5.5%, 7/1/41 Pool # AL6588	135,129	151,193
3.5%, 6/1/42 Pool # AO4134	239,750	249,853
4%, 6/1/42 Pool # MA1087	168,784	178,971
3.5%, 8/1/42 Pool # AP2133	184,008	191,760
3.5%, 8/1/42 Pool # AO8100	145,296	151,419
4%, 10/1/42 Pool # AP7363	314,362	333,338
3%, 2/1/43 Pool # AB8486	285,985	291,422
3%, 2/1/43 Pool # AB8563	173,046	176,336
3%, 2/1/43 Pool # AL3072	260,708	265,663
3%, 3/1/43 Pool # AB8818	270,880	276,019
3.5%, 3/1/43 Pool # AT0310	130,342	135,814
4%, 1/1/45 Pool # AS4257	108,166	113,972
4%, 1/1/45 Pool # MA2145	307,864	324,612
4.5%, 2/1/45 Pool # MA2193	206,591	220,989
3.5%, 12/1/45 Pool # AS6309	139,199	143,786
3%, 1/1/47 Pool # BE0108	204,513	207,531
3.5%, 12/1/47 Pool # MA3210	546,815	564,017
4%, 7/1/48 Pool # MA3415	221,537	229,837
3.5%, 1/1/49 Pool # MA3574	468,554	480,603
		7,263,759
Freddie Mac - 2.3%
4.5%, 2/1/25 Pool # J11722	24,448	25,339
4.5%, 5/1/25 Pool # J12247	22,547	23,683
8%, 6/1/30 Pool # C01005	964	1,119
6.5%, 1/1/32 Pool # C62333	33,945	37,713
4.5%, 8/1/39 Pool # G08361	239,074	258,134
3.5%, 11/1/40 Pool # G06168	258,476	269,505
4.5%, 9/1/41 Pool # Q03516	135,583	146,439
4%, 10/1/41 Pool # Q04092	184,665	195,930
3%, 8/1/42 Pool # G08502	238,025	242,700
3%, 9/1/42 Pool # C04233	110,075	112,238
3%, 4/1/43 Pool # V80026	275,258	280,665
3%, 4/1/43 Pool # V80025	279,297	284,773
3.5%, 8/1/44 Pool # Q27927	438,919	457,038
3%, 7/1/45 Pool # G08653	168,290	171,022
3.5%, 8/1/45 Pool # Q35614	319,837	331,737
3%, 10/1/46 Pool # G60722	249,620	253,474
4%, 3/1/47 Pool # Q46801	300,182	315,881
3.5%, 12/1/47 Pool # Q52955	445,216	459,299
		3,866,689
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	11,175	12,724
6.5%, 4/20/31 Pool # 3068	6,554	7,576
		20,300
Total Mortgage Backed Securities ( Cost $11,046,272 )		11,150,748

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Diversified Income Fund Portfolio of Investments (unaudited)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.0%
Federal Home Loan Bank - 0.2%
2.000%, 12/21/23 (F)		$400,000	399,350

U.S. Treasury Bonds - 2.9%
6.625%, 2/15/27		$700,000	929,086
3.750%, 8/15/41		550,000	674,717
3.000%, 5/15/42		750,000	820,957
2.500%, 2/15/45		500,000	497,891
2.500%, 5/15/46		400,000	397,640
2.250%, 8/15/46		450,000	424,916
3.000%, 5/15/47		250,000	273,691
3.000%, 2/15/48		250,000	273,701
3.375%, 11/15/48		435,000	511,618
			4,804,217
U.S. Treasury Notes - 5.9%
2.625%, 11/15/20		1,500,000	1,511,426
3.125%, 5/15/21		1,000,000	1,020,391
2.000%, 11/15/21		500,000	501,309
1.750%, 5/15/22		740,000	737,745
2.500%, 8/15/23		750,000	768,779
2.125%, 3/31/24		1,100,000	1,113,106
2.250%, 11/15/25		1,150,000	1,172,955
1.500%, 8/15/26		1,000,000	971,172
2.875%, 5/15/28		1,000,000	1,070,547
2.625%, 2/15/29		980,000	1,031,105
			9,898,535
Total U.S. Government and Agency Obligations ( Cost $14,466,115 )			15,102,102
		Shares
SHORT-TERM INVESTMENTS - 1.6%
State Street Institutional U.S. Government Money Market Fund, 2.26%, Premier Class (G)		2,282,007	2,282,007
State Street Navigator Securities Lending Government Money Market Portfolio, 2.32% (G) (H)		455,700	455,700
Total Short-Term Investments ( Cost $2,737,707 )			2,737,707
TOTAL INVESTMENTS - 100.1% ( Cost $134,734,387 )			168,914,772
NET OTHER ASSETS AND LIABILITIES - (0.1%)			(157,967)
TOTAL NET ASSETS - 100.0%			$168,756,805

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Floating rate or variable rate note. Rate shown is as of July 31, 2019.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)
All or a portion of these securities, with an aggregate fair value of $449,600, are on loan as part of a securities lending program. See footnote (H) and Note 4 for details on the securities lending program.

(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.6% of total net assets.
(F)	Stepped rate security. Rate shown is as of July 31, 2019.
(G)	7-day yield.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Diversified Income Fund Portfolio of Investments (unaudited)

(H)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
DAC	Designated Activity Company.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 83.0%
Communication Services - 12.9%
Alphabet Inc., Class C * (A)	4,400	$5,353,392
CenturyLink Inc. (A)	218,000	2,635,620
Discovery Inc., Class C * (A)	103,000	2,908,720
T-Mobile U.S. Inc. * (A)	49,000	3,906,770
Verizon Communications Inc. (A)	35,000	1,934,450
		16,738,952
Consumer Discretionary - 8.1%
General Motors Co. (A)	75,100	3,029,534
Lowe's Cos. Inc. (A)	17,500	1,774,500
Nordstrom Inc.	52,300	1,731,653
TJX Cos. Inc./The (A)	37,000	2,018,720
Whirlpool Corp. (A)	13,300	1,934,884
		10,489,291
Consumer Staples - 5.0%
Archer-Daniels-Midland Co. (A)	56,000	2,300,480
JM Smucker Co./The (A)	20,000	2,223,800
PepsiCo Inc. (A)	15,500	1,981,055
		6,505,335
Energy - 10.1%
Apache Corp.	77,700	1,897,434
Baker Hughes, a GE Co.	126,300	3,206,757
Canadian Natural Resources Ltd.	63,000	1,592,640
EOG Resources Inc. (A)	39,500	3,391,075
Range Resources Corp. (B)	202,200	1,150,518
Transocean Ltd. * (A)	295,000	1,793,600
		13,032,024
Financials - 13.3%
Bank of America Corp. (A)	132,800	4,074,304
Berkshire Hathaway Inc., Class B * (A)	18,100	3,718,283
JPMorgan Chase & Co. (A)	37,000	4,292,000
Northern Trust Corp. (A)	25,000	2,450,000
Regions Financial Corp. (A)	166,300	2,649,159
		17,183,746
Health Care - 11.3%
Baxter International Inc. (A)	49,000	4,114,530
CVS Health Corp. (A)	48,200	2,692,934
Gilead Sciences Inc. (A)	38,500	2,522,520
McKesson Corp. (A)	10,500	1,458,975
Medtronic PLC (A)	38,000	3,873,720
		14,662,679
Industrials - 3.2%
FedEx Corp. (A)	8,000	1,364,240
General Dynamics Corp. (A)	15,000	2,789,100
		4,153,340
Information Technology - 4.6%
Accenture PLC, Class A (A)	11,000	2,118,380
Microsoft Corp. (A)	12,500	1,703,375

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

Visa Inc., Class A (A)	12,000	2,136,000
5,957,755
Materials - 11.1%
Alcoa Corp. *	93,700	2,107,313
Corteva Inc. * (A)	16,000	472,000
Dow Inc. * (A)	16,000	775,040
DuPont de Nemours Inc. (A)	16,000	1,154,560
Freeport-McMoRan Inc. (A)	290,900	3,217,354
Newmont Goldcorp Corp. (A)	121,200	4,426,224
Steel Dynamics Inc. (A)	70,000	2,205,700
14,358,191
Utilities - 3.5%
AES Corp. (A)	155,000	2,602,450
Sempra Energy (A)	14,000	1,896,020
4,498,470
Total Common Stocks ( Cost $130,835,209 )	107,579,783
EXCHANGE TRADED FUNDS - 5.3%
Invesco DB Gold Fund	78,000	3,369,600
VanEck Vectors Gold Miners ETF (A)	133,600	3,540,400
Total Exchange Traded Funds ( Cost $6,238,248 )	6,910,000
SHORT-TERM INVESTMENTS - 14.5%
State Street Institutional U.S. Government Money Market Fund, 2.26%, Premier Class (C)	18,776,892	18,776,892
Total Short-Term Investments ( Cost $18,776,892 )	18,776,892
TOTAL PUT OPTIONS PURCHASED - 0.5%	701,000
TOTAL INVESTMENTS - 103.4% ( Cost $157,276,157 )	133,967,675
TOTAL CALL & PUT OPTIONS WRITTEN - (2.3%)	(2,996,234)
NET OTHER ASSETS AND LIABILITIES - (1.1%)	(1,384,790)
TOTAL NET ASSETS - 100.0%	$129,586,651

*	Non-income producing.
(A)	All or a portion of these securities' positions, with a value of $99,433,868, represent covers (directly or through conversion rights) for outstanding options written.
(B)	All or a portion of these securities, with an aggregate fair value of $1,127,508, are on loan as part of a securities lending program. See Note 4 for details on the securities lending program.
(C)	7-day yield.
ETF	Exchange Traded Fund.
PLC	Public Limited Company.

Purchased Option Contracts Outstanding at July 31, 2019
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Put Option Purchased
S&P 500 Index	$2,900.00	09/20/2019	200	58,000,000	$701,000	$1,425,808	$(724,808)
Total Put Options Purchased	$701,000	$1,425,808	$(724,808)

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

Written Option Contracts Outstanding at July 31, 2019
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call Options Written
Accenture PLC	$190.00	08/16/2019	(110)	(2,090,000)	$(46,750)	$(20,814)	$(25,936)
AES Corp.	17.00	08/16/2019	(775)	(1,317,500)	(19,375)	(18,570)	(805)
AES Corp.	17.00	09/20/2019	(775)	(1,317,500)	(34,875)	(35,609)	734
Alphabet Inc., Class C	1,180.00	08/16/2019	(2)	(236,000)	(9,140)	(3,378)	(5,762)
Alphabet Inc., Class C	1,200.00	08/16/2019	(34)	(4,080,000)	(103,530)	(79,007)	(24,523)
Alphabet Inc., Class C	1,150.00	09/20/2019	(8)	(920,000)	(66,720)	(18,551)	(48,169)
Archer-Daniels-Midland Co.	42.00	09/20/2019	(247)	(1,037,400)	(17,660)	(22,365)	4,705
Archer-Daniels-Midland Co.	43.00	09/20/2019	(159)	(683,700)	(6,519)	(15,162)	8,643
Bank of America Corp.	30.00	08/16/2019	(658)	(1,974,000)	(65,142)	(20,372)	(44,770)
Bank of America Corp.	31.00	08/16/2019	(670)	(2,077,000)	(26,465)	(66,530)	40,065
Baxter International Inc.	77.50	08/16/2019	(300)	(2,325,000)	(195,750)	(48,517)	(147,233)
Baxter International Inc.	82.50	08/16/2019	(190)	(1,567,500)	(39,330)	(36,979)	(2,351)
Berkshire Hathaway Inc.	210.00	08/16/2019	(181)	(3,801,000)	(28,417)	(75,835)	47,418
CenturyLink Inc.	13.00	08/16/2019	(1,090)	(1,417,000)	(25,070)	(31,567)	6,497
Corteva Inc.	30.00	08/16/2019	(160)	(480,000)	(12,400)	(14,234)	1,834
CVS Health Corp.	57.50	08/16/2019	(482)	(2,771,500)	(49,164)	(46,628)	(2,536)
Discovery Inc., Class C	30.00	09/20/2019	(1,030)	(3,090,000)	(74,675)	(114,133)	39,458
Dow Inc.	52.50	08/16/2019	(160)	(840,000)	(1,600)	(17,366)	15,766
DuPont de Nemours Inc.	77.50	08/16/2019	(160)	(1,240,000)	(6,880)	(26,484)	19,604
EOG Resources Inc.	90.00	08/16/2019	(183)	(1,647,000)	(19,123)	(27,655)	8,532
EOG Resources Inc.	97.50	08/16/2019	(212)	(2,067,000)	(2,862)	(61,757)	58,895
FedEx Corp.	180.00	09/20/2019	(80)	(1,440,000)	(26,600)	(24,812)	(1,788)
Freeport-McMoRan Inc.	12.00	08/16/2019	(750)	(900,000)	(5,625)	(32,265)	26,640
Freeport-McMoRan Inc.	15.00	08/16/2019	(206)	(309,000)	(206)	(10,086)	9,880
General Dynamics Corp.	185.00	08/16/2019	(150)	(2,775,000)	(53,250)	(46,343)	(6,907)
General Motors Co.	40.00	08/16/2019	(351)	(1,404,000)	(45,981)	(29,501)	(16,480)
General Motors Co.	40.00	09/20/2019	(400)	(1,600,000)	(68,800)	(33,370)	(35,430)
Gilead Sciences Inc.	67.50	09/20/2019	(385)	(2,598,750)	(49,088)	(60,363)	11,275
JM Smucker Co./The	120.00	09/20/2019	(200)	(2,400,000)	(18,000)	(23,792)	5,792
JPMorgan Chase & Co.	115.00	08/16/2019	(170)	(1,955,000)	(37,995)	(22,494)	(15,501)
JPMorgan Chase & Co.	115.00	09/20/2019	(200)	(2,300,000)	(73,000)	(44,777)	(28,223)
Lowe's Cos. Inc.	105.00	09/20/2019	(175)	(1,837,500)	(49,263)	(52,581)	3,318
McKesson Corp.	135.00	08/16/2019	(105)	(1,417,500)	(75,075)	(35,015)	(40,060)
Medtronic PLC	92.50	08/16/2019	(380)	(3,515,000)	(362,900)	(70,353)	(292,547)
Microsoft Corp.	140.00	08/16/2019	(125)	(1,750,000)	(10,375)	(27,370)	16,995
Newmont Goldcorp Corp.	40.00	08/16/2019	(600)	(2,400,000)	(3,300)	(57,642)	54,342
Northern Trust Corp.	95.00	08/16/2019	(125)	(1,187,500)	(48,750)	(17,255)	(31,495)
Northern Trust Corp.	97.50	10/18/2019	(125)	(1,218,750)	(54,375)	(24,776)	(29,599)
PepsiCo Inc.	135.00	09/20/2019	(155)	(2,092,500)	(7,905)	(15,977)	8,072
Regions Financial Corp.	15.00	08/16/2019	(840)	(1,260,000)	(86,100)	(33,088)	(53,012)
Regions Financial Corp.	16.00	09/20/2019	(823)	(1,316,800)	(43,619)	(34,336)	(9,283)
Sempra Energy	140.00	08/16/2019	(140)	(1,960,000)	(7,700)	(25,412)	17,712
Steel Dynamics Inc.	29.00	08/16/2019	(350)	(1,015,000)	(93,625)	(17,136)	(76,489)
Steel Dynamics Inc.	31.00	08/16/2019	(222)	(688,200)	(26,085)	(17,554)	(8,531)
T-Mobile U.S. Inc.	75.00	08/16/2019	(490)	(3,675,000)	(249,900)	(115,245)	(134,655)
TJX Cos. Inc./The	55.00	08/16/2019	(184)	(1,012,000)	(11,960)	(14,536)	2,576
TJX Cos. Inc./The	55.00	10/18/2019	(186)	(1,023,000)	(36,735)	(31,506)	(5,229)
Transocean Ltd.	11.00	08/16/2019	(864)	(950,400)	(7,776)	(38,552)	30,776
VanEck Vectors Gold Miners ETF	25.00	08/16/2019	(670)	(1,675,000)	(112,560)	(33,051)	(79,509)
Verizon Communications Inc.	60.00	09/20/2019	(350)	(2,100,000)	(7,700)	(38,601)	30,901

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

Visa Inc., Class A	175.00	08/16/2019	(120)	(2,100,000)	(54,000)	(39,567)	(14,433)
Whirlpool Corp.	155.00	09/20/2019	(133)	(2,061,500)	(24,539)	(43,557)	19,018
Total Call Options Written					$(2,604,234)	$(1,912,426)	$(691,808)

Put Options Written
S&P 500 Index	$2,800.00	09/20/2019	(200)	(56,000,000)	$(392,000)	$(900,992)	$508,992
Total Put Options Written					$(392,000)	$(900,992)	$508,992
Total Options Written, at Value					$(2,996,234)	$(2,813,418)	$(182,816)

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.1%
Communication Services - 7.2%
Comcast Corp., Class A	177,000	$7,641,090
Verizon Communications Inc.	121,000	6,687,670
		14,328,760
Consumer Discretionary - 9.2%
Home Depot Inc./The	19,000	4,060,110
McDonald's Corp.	29,000	6,110,880
Starbucks Corp.	48,500	4,592,465
TJX Cos. Inc./The	68,000	3,710,080
		18,473,535
Consumer Staples - 9.7%
Hershey Co./The	27,500	4,172,850
Nestle S.A., ADR	60,500	6,417,840
PepsiCo Inc.	34,000	4,345,540
Procter & Gamble Co./The	37,000	4,367,480
		19,303,710
Energy - 5.7%
Chevron Corp.	41,500	5,109,065
Exxon Mobil Corp.	84,000	6,246,240
		11,355,305
Financials - 17.9%
BlackRock Inc.	12,500	5,846,000
Chubb Ltd.	28,500	4,355,940
JPMorgan Chase & Co.	60,000	6,960,000
Northern Trust Corp.	41,000	4,018,000
PNC Financial Services Group Inc./The	26,000	3,715,400
Travelers Cos. Inc./The	37,000	5,424,940
US Bancorp	98,000	5,600,700
		35,920,980
Health Care - 12.7%
Amgen Inc.	11,500	2,145,670
Johnson & Johnson	36,000	4,687,920
Medtronic PLC	56,000	5,708,640
Merck & Co. Inc.	62,000	5,145,380
Novartis AG, ADR	46,000	4,212,680
Pfizer Inc.	90,000	3,495,600
		25,395,890
Industrials - 12.1%
Caterpillar Inc.	40,500	5,332,635
Emerson Electric Co.	35,500	2,303,240
Fastenal Co.	155,000	4,774,000
General Dynamics Corp.	22,500	4,183,650
Union Pacific Corp.	20,000	3,599,000
United Technologies Corp.	30,000	4,008,000
		24,200,525

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Dividend Income Fund Portfolio of Investments (unaudited)

	Information Technology - 16.3%
	Accenture PLC, Class A	14,500	2,792,410
	Analog Devices Inc.	40,500	4,757,130
	Automatic Data Processing Inc.	15,000	2,497,800
	Cisco Systems Inc.	114,000	6,315,600
	Microsoft Corp.	35,500	4,837,585
	Paychex Inc.	33,500	2,782,175
	TE Connectivity Ltd.	24,000	2,217,600
	Texas Instruments Inc.	52,000	6,500,520
			32,700,820
	Materials - 2.7%
	Linde PLC	28,500	5,451,480

	Utilities - 3.6%
	Dominion Energy Inc.	38,500	2,860,165
	NextEra Energy Inc.	21,000	4,350,570
			7,210,735
Total Common Stocks ( Cost $162,809,406 )			194,341,740
	SHORT-TERM INVESTMENTS - 3.2%
	State Street Institutional U.S. Government Money Market Fund, 2.26%, Premier Class (A)	6,444,359	6,444,359
Total Short-Term Investments ( Cost $6,444,359 )			6,444,359
TOTAL INVESTMENTS - 100.3% ( Cost $169,253,765 )			200,786,099
NET OTHER ASSETS AND LIABILITIES - (0.3%)			(550,278)
TOTAL NET ASSETS - 100.0%			$200,235,821

(A)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 98.4%
Communication Services - 9.3%
Discovery Inc., Class C *	89,500	$2,527,480
Verizon Communications Inc.	30,000	1,658,100
Walt Disney Co./The	15,000	2,145,150
		6,330,730
Consumer Discretionary - 4.5%
Lowe's Cos. Inc.	17,000	1,723,800
Toll Brothers Inc.	37,000	1,330,890
		3,054,690
Consumer Staples - 7.9%
Mondelez International Inc., Class A	34,500	1,845,405
Procter & Gamble Co./The	29,500	3,482,180
		5,327,585
Energy - 3.5%
Chevron Corp.	6,500	800,215
EOG Resources Inc.	18,700	1,605,395
		2,405,610
Financials - 26.7%
Capital Markets - 2.6%
Cboe Global Markets Inc.	16,000	1,748,960

Commercial Banks - 11.5%
Bank of America Corp.	70,500	2,162,940
JPMorgan Chase & Co.	27,500	3,190,000
US Bancorp	43,500	2,486,025
		7,838,965
Consumer Finance - 4.3%
American Express Co.	23,700	2,947,569

Insurance - 8.3%
Aon PLC	15,200	2,876,600
MetLife Inc.	25,000	1,235,500
Principal Financial Group Inc.	25,600	1,485,824
		5,597,924
		18,133,418
Health Care - 5.0%
Baxter International Inc.	40,500	3,400,785

Industrials - 7.7%
Caterpillar Inc.	5,000	658,350
Delta Air Lines Inc.	11,500	701,960
Jacobs Engineering Group Inc.	47,000	3,877,970
		5,238,280

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Large Cap Value Fund Portfolio of Investments (unaudited)

Information Technology - 10.4%
Broadcom Inc.		5,500	1,594,945
First Solar Inc. *		43,000	2,773,070
Fiserv Inc. *		25,452	2,683,405
			7,051,420
Materials - 11.3%
Barrick Gold Corp.		188,000	3,056,880
BHP Group Ltd., ADR (A)		13,500	741,555
Cleveland-Cliffs Inc. (A)		156,000	1,662,960
Royal Gold Inc.		19,000	2,174,550
			7,635,945
Real Estate - 4.8%
Boston Properties Inc., REIT		11,500	1,528,925
Prologis Inc., REIT		21,500	1,733,115
			3,262,040
Utilities - 7.3%
AES Corp.		98,500	1,653,815
Sempra Energy		24,500	3,318,035
			4,971,850
Total Common Stocks ( Cost $55,223,541 )			66,812,353
SHORT-TERM INVESTMENTS - 2.5%
State Street Institutional U.S. Government Money Market Fund, 2.26%, Premier Class (B)		969,808	969,808
State Street Navigator Securities Lending Government Money Market Portfolio, 2.32% (B) (C)		760,725	760,725
Total Short-Term Investments ( Cost $1,730,533 )			1,730,533
TOTAL INVESTMENTS - 100.9% ( Cost $56,954,074 )			68,542,886
NET OTHER ASSETS AND LIABILITIES - (0.9%)			(626,974)
TOTAL NET ASSETS - 100.0%			$67,915,912

*	Non-income producing.
(A)
All or a portion of these securities, with an aggregate fair value of $2,356,425, are on loan as part of a securities lending program. See footnote (C) and Note 4 for details on the securities lending program.

(B)	7-day yield.
(C)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Investors Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 92.7%
Communication Service - 4.5%
Alphabet Inc., Class C *	12,354	$15,030,865

Consumer Discretionary - 21.4%
Booking Holdings Inc. *	4,017	7,578,512
CarMax Inc. *	166,430	14,605,897
Dollar Tree Inc. *	115,816	11,784,278
Lowe's Cos. Inc.	145,166	14,719,833
Omnicom Group Inc.	82,606	6,626,653
Starbucks Corp.	41,844	3,962,208
TJX Cos. Inc./The	217,344	11,858,289
		71,135,670
Energy - 2.1%
Exxon Mobil Corp.	93,523	6,954,370

Financials - 18.7%
Berkshire Hathaway Inc., Class B *	72,115	14,814,585
Brookfield Asset Management Inc., Class A	293,673	14,389,977
Charles Schwab Corp./The	134,135	5,797,315
Progressive Corp./The	143,309	11,605,163
US Bancorp	275,436	15,741,167
		62,348,207
Health Care - 8.9%
Alcon Inc. *	26,992	1,585,780
Danaher Corp.	71,196	10,003,038
Novartis AG, ADR	134,961	12,359,728
Varian Medical Systems Inc. *	47,427	5,566,507
		29,515,053
Industrials - 10.8%
Copart Inc. *	120,591	9,349,420
Jacobs Engineering Group Inc.	204,799	16,897,966
PACCAR Inc.	139,636	9,794,069
		36,041,455
Information Technology - 17.2%
Accenture PLC, Class A	33,717	6,493,220
Analog Devices Inc.	68,807	8,082,070
CDW Corp.	88,205	10,422,303
Cognizant Technology Solutions Corp., Class A	179,735	11,707,938
TE Connectivity Ltd.	107,832	9,963,677
Visa Inc., Class A	58,850	10,475,300
		57,144,508
Materials - 7.4%
Linde PLC	48,446	9,266,751
PPG Industries Inc.	131,378	15,422,463

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Investors Fund Portfolio of Investments (unaudited)

			24,689,214
Real Estate - 1.7%
American Tower Corp.		27,010	5,715,856
Total Common Stocks ( Cost $212,735,926 )			308,575,198
SHORT-TERM INVESTMENTS - 7.3%
State Street Institutional U.S. Government Money Market Fund, 2.26%, Premier Class (A)		24,337,293	24,337,293
Total Short-Term Investments ( Cost $24,337,293 )			24,337,293
TOTAL INVESTMENTS - 100.0% ( Cost $237,073,219 )			332,912,491
NET OTHER ASSETS AND LIABILITIES - 0.0%			12,800
TOTAL NET ASSETS - 100.0%			$332,925,291
*	Non-income producing.
(A)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 93.1%
Communication Services - 6.8%
Liberty Broadband Corp., Class C *	276,921	$27,556,409
Liberty Global PLC, Series C *	385,375	10,035,165
		37,591,574
Consumer Discretionary - 21.3%
CarMax Inc. *	294,143	25,813,990
Dollar Tree Inc. *	248,287	25,263,202
Floor & Decor Holdings Inc., Class A *	337,049	13,195,468
Mohawk Industries Inc. *	97,430	12,148,547
O'Reilly Automotive Inc. *	57,132	21,753,580
Ross Stores Inc.	184,019	19,511,535
		117,686,322
Consumer Staples - 1.1%
Brown-Forman Corp., Class B	111,060	6,087,199

Financials - 28.9%
Capital Markets - 3.8%
Brookfield Asset Management Inc., Class A	426,085	20,878,165
Commercial Banks - 2.0%
Glacier Bancorp Inc.	259,333	10,868,646

Insurance - 23.1%
Arch Capital Group Ltd. *	875,270	33,864,196
Brown & Brown Inc.	667,739	23,991,862
Kemper Corp.	130,722	11,506,151
Markel Corp. *	23,511	26,189,608
Progressive Corp./The	199,092	16,122,470
WR Berkley Corp.	236,988	16,444,598
		128,118,885
		159,865,696
Health Care - 5.1%
Elanco Animal Health Inc. *	255,994	8,437,562
Laboratory Corp. of America Holdings *	117,213	19,635,522
		28,073,084
Industrials - 14.9%
Copart Inc. *	293,091	22,723,345
Expeditors International of Washington Inc.	134,096	10,238,230
Fastenal Co.	458,470	14,120,876
HD Supply Holdings Inc. *	318,731	12,911,793
IHS Markit Ltd. *	354,537	22,839,273
		82,833,517
Information Technology - 9.2%
Alliance Data Systems Corp.	42,769	6,711,311

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Mid Cap Fund Portfolio of Investments (unaudited)

Amphenol Corp., Class A		153,487	14,323,407
CDW Corp.		175,489	20,735,780
TE Connectivity Ltd.		100,152	9,254,045
			51,024,543
Materials - 5.8%
Axalta Coating Systems Ltd. *		670,598	19,869,818
NewMarket Corp.		28,857	12,166,400
			32,036,218
Total Common Stocks ( Cost $342,013,572 )			515,198,153
SHORT-TERM INVESTMENTS - 6.9%
State Street Institutional U.S. Government Money Market Fund, 2.26%, Premier Class (A)		38,108,339	38,108,339
Total Short-Term Investments ( Cost $38,108,339 )			38,108,339
TOTAL INVESTMENTS - 100.0% ( Cost $380,121,911 )			553,306,492
NET OTHER ASSETS AND LIABILITIES - 0.0%			(159,413)
TOTAL NET ASSETS - 100.0%			$553,147,079

*	Non-income producing.
(A)	7-day yield.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 94.6%
Consumer Discretionary - 5.0%
Cato Corp./The, Class A	8,453	$121,470
Cooper Tire & Rubber Co.	7,630	205,400
Gentherm Inc. *	8,120	332,189
Helen of Troy Ltd. *	1,646	244,069
Kontoor Brands Inc. *	5,550	162,781
TRI Pointe Group Inc. *	29,534	404,320
		1,470,229
Consumer Staples - 4.0%
C&C Group PLC (A)	117,582	529,776
Cranswick PLC (A)	11,027	357,356
Spectrum Brands Holdings Inc.	5,690	285,126
		1,172,258
Energy - 5.3%
Dorian LPG Ltd. *	23,066	211,054
Era Group Inc. *	12,204	125,945
Kosmos Energy Ltd.	43,100	259,031
Magnolia Oil & Gas Corp., Class A *(B)	20,640	230,755
Scorpio Tankers Inc.	9,648	252,874
SEACOR Holdings Inc. *	7,060	336,339
SEACOR Marine Holdings Inc. *	10,142	142,799
		1,558,797
Financials - 18.2%
1st Source Corp.	6,281	294,893
Atlantic Union Bankshares Corp.	11,250	427,838
Banc of California Inc.	28,899	451,691
First Busey Corp.	14,839	401,098
First Midwest Bancorp Inc.	32,028	692,766
Flushing Financial Corp.	16,931	344,715
Great Western Bancorp Inc.	14,550	492,081
International Bancshares Corp.	13,294	500,253
Kemper Corp.	4,705	414,134
Northwest Bancshares Inc.	32,045	549,572
Solar Capital Ltd.	12,515	259,812
Synovus Financial Corp.	8,154	311,238
White Mountains Insurance Group Ltd.	230	247,480
		5,387,571
Health Care - 3.2%
Allscripts Healthcare Solutions Inc. *	46,654	480,536
AMN Healthcare Services Inc. *	4,521	241,331
CorVel Corp. *	516	43,963
Natus Medical Inc. *	6,229	193,535
		959,365
Industrials - 32.6%
Aerospace & Defense - 0.9%

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Small Cap Fund Portfolio of Investments (unaudited)

Astronics Corp. *	7,387	272,137

Air Freight & Logistics - 1.5%
Forward Air Corp.	6,798	428,274

Building Products - 2.9%
American Woodmark Corp. *	5,960	505,706
Tyman PLC (A)	128,917	339,348
		845,054
Commercial Services & Supplies - 5.1%
ACCO Brands Corp.	42,627	416,892
BrightView Holdings Inc. *	7,900	156,104
Matthews International Corp., Class A	7,059	241,065
SP Plus Corp. *	10,648	367,675
Steelcase Inc., Class A	19,738	333,770
		1,515,506
Construction & Engineering - 2.2%
Primoris Services Corp.	11,862	248,628
Valmont Industries Inc.	2,970	408,672
		657,300
Electrical Equipment - 1.7%
Thermon Group Holdings Inc. *	19,463	493,192

Machinery - 9.4%
Albany International Corp., Class A	3,217	276,630
ESCO Technologies Inc.	8,192	684,523
Luxfer Holdings PLC	19,378	384,072
Mueller Industries Inc.	22,331	674,173
SPX FLOW Inc. *	600	24,336
TriMas Corp. *	24,695	740,603
		2,784,337
Professional Services - 7.0%
CBIZ Inc. *	4,700	109,839
Forrester Research Inc.	8,180	387,159
FTI Consulting Inc. *	1,084	113,224
Huron Consulting Group Inc. *	9,781	596,348
ICF International Inc.	4,269	363,676
Mistras Group Inc. *	8,265	125,297
Navigant Consulting Inc.	14,760	359,554
		2,055,097
Road & Rail - 0.6%
Saia Inc. *	2,350	179,305

Trading Companies & Distributors - 1.3%
GATX Corp.	5,111	392,832
		9,623,034

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Small Cap Fund Portfolio of Investments (unaudited)

Information Technology - 7.3%
Belden Inc.		12,135	551,657
Coherent Inc. *		1,650	229,103
CTS Corp.		12,244	385,931
Rudolph Technologies Inc. *		5,470	147,252
ScanSource Inc. *		3,534	119,979
WNS Holdings Ltd., ADR *		11,397	718,239
			2,152,161
Materials - 5.8%
Neenah Inc.		6,622	435,131
Orion Engineered Carbons S.A.		24,969	486,396
Sensient Technologies Corp.		6,345	432,539
Stepan Co.		3,640	360,906
			1,714,972
Real Estate - 11.4%
Alexander & Baldwin Inc., REIT *		21,030	494,415
Brandywine Realty Trust, REIT		23,840	351,640
Corporate Office Properties Trust, REIT		17,127	478,186
DiamondRock Hospitality Co., REIT		28,143	283,400
Physicians Realty Trust, REIT		30,090	517,849
PotlatchDeltic Corp., REIT		13,587	500,273
RPT Realty, REIT		39,775	487,244
Summit Hotel Properties Inc., REIT		24,049	267,185
			3,380,192
Utilities - 1.8%
New Jersey Resources Corp.		5,235	261,070
Spire Inc.		3,259	268,574
			529,644
Total Common Stocks ( Cost $20,621,735 )			27,948,223
SHORT-TERM INVESTMENTS - 5.4%
State Street Institutional U.S. Government Money Market Fund, 2.26%, Premier Class (C)		1,573,478	1,573,478
Total Short-Term Investments ( Cost $1,573,478 )			1,573,478
TOTAL INVESTMENTS - 100.0% ( Cost $22,195,213 )			29,521,701
NET OTHER ASSETS AND LIABILITIES - 0.0%			14,260
TOTAL NET ASSETS - 100.0%			$29,535,961

*	Non-income producing.
(A)
Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 3).

(B)	All or a portion of these securities, with an aggregate fair value of $226,138, are on loan as part of a securities lending program. See Note 4 for details on the securities lending program.
(C)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 94.6%
Australia - 2.5%
Amcor Ltd.	20,528	$218,011
BHP Group PLC (A)	11,233	268,228
		486,239
Belgium - 3.1%
Anheuser-Busch InBev S.A. (A)	5,871	593,809

Canada - 5.9%
Canadian National Railway Co.	2,378	225,080
National Bank of Canada	4,894	236,876
Rogers Communications Inc., Class B (B)	3,872	200,993
Suncor Energy Inc.	12,263	351,871
TMX Group Ltd.	1,790	132,941
		1,147,761
China - 1.7%
Ping An Insurance Group Co. of China Ltd., Class H (A)	27,500	326,172

Denmark - 1.5%
Carlsberg AS, Class B (A)	2,066	281,764

Finland - 2.2%
Nordea Bank Abp (A)	29,014	185,588
Sampo Oyj, Class A (A)	5,855	243,670
		429,258
France - 13.0%
Air Liquide S.A. (A)	2,174	300,037
Atos SE (A)	2,633	212,119
Cie Generale des Etablissements Michelin (A)	1,586	175,437
Engie S.A. (A)	21,968	336,400
Safran S.A. (A)	3,106	445,091
Sanofi (A)	5,554	463,419
Vinci S.A. (A)	2,118	217,067
Vivendi S.A. (A)	12,896	358,433
		2,508,003
Germany - 4.0%
Fresenius SE & Co. KGaA (A)	2,582	130,384
SAP SE (A)	4,212	522,489
Vonovia SE (A)	2,592	126,864
		779,737
India - 1.1%
ICICI Bank Ltd., ADR	17,564	214,456

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

International Stock Fund Portfolio of Investments (unaudited)

Ireland - 4.0%
Medtronic PLC	5,453	555,879
Ryanair Holdings PLC, ADR *	3,352	208,260
		764,139
Israel - 1.2%
Bank Leumi Le-Israel BM (A)	31,916	232,778

Japan - 14.3%
Asahi Group Holdings Ltd. (A)	4,200	181,147
Daiwa House Industry Co. Ltd. (A)	14,496	410,612
Hitachi Ltd. (A)	6,200	220,527
Kao Corp. (A)	3,310	242,050
Makita Corp. (A)	6,600	216,544
Nexon Co. Ltd. * (A)	18,400	291,951
Pan Pacific International Holdings Corp. (A)	2,873	183,321
Shin-Etsu Chemical Co. Ltd. (A)	3,700	376,879
Sumitomo Mitsui Financial Group Inc. (A)	8,500	297,633
Suzuki Motor Corp. (A)	4,200	164,003
Yamaha Corp. (A)	3,700	174,530
		2,759,197
Mexico - 0.1%
Arca Continental S.A.B. de C.V.	4,000	21,255

Netherlands - 4.3%
ABN AMRO Group N.V. (A) (C)	10,568	209,381
Koninklijke DSM N.V. (A)	2,227	275,588
Wolters Kluwer N.V. (A)	4,620	334,737
		819,706
Norway - 2.2%
Equinor ASA (A)	9,432	168,388
Telenor ASA (A)	12,929	262,039
		430,427
Singapore - 2.7%
DBS Group Holdings Ltd. (A)	18,840	360,064
NetLink NBN Trust (A)	244,900	154,333
		514,397
South Korea - 2.0%
Samsung Electronics Co. Ltd. (A)	10,020	382,296

Spain - 0.8%
Red Electrica Corp. S.A. (A)	8,481	160,320

Sweden - 3.7%
Assa Abloy AB, Class B (A)	19,086	437,152
Epiroc AB, Class A (A)	25,213	276,101
		713,253

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

International Stock Fund Portfolio of Investments (unaudited)

Switzerland - 4.3%
ABB Ltd. (A)		11,318	212,732
Novartis AG (A)		6,762	620,070
			832,802
United Kingdom - 20.0%
Aon PLC		3,172	600,301
Compass Group PLC (A)		11,619	292,877
Ferguson PLC * (A)		2,738	203,919
Howden Joinery Group PLC (A)		14,050	94,944
Informa PLC (A)		24,715	260,956
Network International Holdings PLC * (A) (C)		13,325	99,013
Prudential PLC (A)		21,203	437,288
RELX PLC (A)		20,943	496,740
Royal Dutch Shell PLC, Class A (A)		20,100	631,259
RSA Insurance Group PLC (A)		26,356	179,937
Unilever PLC (A)		7,435	447,798
Weir Group PLC/The (A)		6,441	116,645
			3,861,677
Total Common Stocks ( Cost $14,267,714 )			18,259,446
PREFERRED STOCK - 2.2%
Germany - 2.2%
Volkswagen AG (A)		2,459	411,719
Total Preferred Stocks ( Cost $458,056 )			411,719
Short-Term Investments - 3.6%
United States - 3.6%
State Street Institutional U.S. Government Money Market Fund, 2.26%, Premier Class (D)		614,259	614,259
State Street Navigator Securities Lending Government Money Market Portfolio, 2.32% (D) (E)		86,066	86,066
Total Short-Term Investments ( Cost $700,325 )			700,325
TOTAL INVESTMENTS - 100.4% ( Cost $15,426,095 )			19,371,490
NET OTHER ASSETS AND LIABILITIES - (0.4%)			(69,161)
TOTAL NET ASSETS - 100.0%			$19,302,329

*	Non-income producing.
(A)
Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).

(B)
All or a portion of these securities, with an aggregate fair value of $190,930, are on loan as part of a securities lending program. See footnote (E) and Note 4 for details on the securities lending program.

(C)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2019

Notes to Portfolio of Investments (unaudited)

1. Portfolio Valuation: Madison Funds, a Delaware business trust (the "Trust" and each series of the Trust referred to individually as a "Fund" and collectively, the "Funds") values securities and other investments as follows: Equity securities, including American Depositary Receipts ("ADRs"), Global Depository Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price ("NOCP")). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE"), usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities.

Short-term instruments having maturities of 60 days or less and all securities in the Government Money Market Fund are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the "Committee") and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair value" any of the investments of these funds. However, an Underlying Fund may need to "fair value" one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund's NAV.

A fund's investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing

Madison Funds | July 31, 2019

Notes to Portfolio of Investments (unaudited)

the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2. Fair Value Measurements: Each fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended July 31, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of July 31, 2019, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of July 31, 2019, in valuing the funds' investments carried at fair value (please see the Portfolio of Investments for each fund for a listing of all securities within each category):

Madison Funds | July 31, 2019

Notes to Portfolio of Investments (unaudited)

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs	Value at
Fund[1]	(Level 1)	(Level 2)	(Level 3)	7/31/19
Conservative Allocation
Investment Companies	$66,227,312	$—	$—	$66,227,312
Short-Term Investments	2,939,477	—	—	2,939,477
	69,166,789	—	—	69,166,789
Moderate Allocation
Investment Companies	128,586,527	—	—	128,586,527
Short-Term Investments	14,597,949	—	—	14,597,949
	143,184,476	–	–	143,184,476
Aggressive Allocation
Investment Companies	59,125,530	—	—	59,125,530
Short-Term Investments	9,264,157	—	—	9,264,157
	68,389,687	—	—	68,389,687
Tax-Free Virginia
Municipal Bonds	—	21,755,594	—	21,755,594
Tax-Free National
Municipal Bonds	—	23,817,588	—	23,817,588
High Quality Bond
Corporate Notes and Bonds	—	35,924,932	—	35,924,932
U.S. Government and Agency Obligations	—	52,769,227	—	52,769,227
Short-Term Investments	937,174	—	—	937,174
	937,174	88,694,159	—	89,631,333
Core Bond
Assets:
Asset Backed Securities	—	9,258,946	—	9,258,946
Collateralized Mortgage Obligations	—	9,949,151	—	9,949,151
Commercial Mortgage-Backed Securities	—	5,592,875	—	5,592,875
Corporate Notes and Bonds	—	52,537,924	—	52,537,924
Long Term Municipal Bonds	—	4,084,028	—	4,084,028
Mortgage Backed Securities	—	33,583,452	—	33,583,452
U.S. Government and Agency Obligations	—	38,496,884	—	38,496,884
Short-Term Investments	3,278,654			3,278,654
Put Options Purchased	3,516		—	3,516
	3,282,170	153,503,260	—	156,785,430
Liabilities:

Call Options Written	(1,406)	—	—	(1,406)
Corporate Bond
Corporate Notes and Bonds	—	14,512,831	—	14,512,831
Short-Term Investments	313,124	—	—	313,124
	313,124	14,512,831	—	14,825,955
High Income
Corporate Notes and Bonds	—	16,493,098	—	16,493,098
Exchange Traded Funds	217,325			217,325
Short-Term Investments	3,171,824		—	3,171,824
	3,389,149	16,493,098	—	19,882,247

Madison Funds | July 31, 2019

Notes to Portfolio of Investments (unaudited)

Diversified Income
Common Stocks	113,145,886		—	113,145,886
Asset Backed Securities	—	3,006,203	—	3,006,203
Collateralized Mortgage Obligations	—	2,705,408	—	2,705,408
Commercial Mortgage-Backed Securities	—	2,133,702	—	2,133,702
Corporate Notes and Bonds	—	17,518,107	—	17,518,107
Long Term Municipal Bonds	—	1,414,909	—	1,414,909
Mortgage Backed Securities	—	11,150,748	—	11,150,748
U.S. Government and Agency Obligations	—	15,102,102	—	15,102,102
Short-Term Investments	2,737,707		—	2,737,707
	115,883,593	53,031,179	—	168,914,772
Covered Call & Equity Income
Assets:
Common Stocks	107,579,783	—	—	107,579,783
Exchange Traded Funds	6,910,000	—	—	6,910,000
Short-Term Investments	18,776,892	—	—	18,776,892
Put Options Purchased	701,000			701,000
	133,967,675	—	—	133,967,675
Liabilities:
Call & Put Options Written	(2,996,234)	—	—	(2,996,234)
Dividend Income
Common Stocks	194,341,740	—	—	194,341,740
Short-Term Investments	6,444,359	—	—	6,444,359
	200,786,099	—	—	200,786,099
Large Cap Value
Common Stocks	66,812,353	—	—	66,812,353
Short-Term Investments	1,730,533	—	—	1,730,533
	68,542,886	—	—	68,542,886
Investors
Common Stocks	308,575,198	—	—	308,575,198
Short-Term Investments	24,337,293	—	—	24,337,293
	332,912,491	—	—	332,912,491
Mid Cap
Common Stocks	515,198,153	—	—	515,198,153
Short-Term Investments	38,108,339	—	—	38,108,339
	553,306,492	—	—	553,306,492
Small Cap
Common Stocks	26,721,743	1,226,480	—	27,948,223
Short-Term Investments	1,573,478		—	1,573,478
	28,295,221	1,226,480	—	29,521,701
International Stock
Common Stocks
Australia	—	486,239	—	486,239
Belgium	—	593,809	—	593,809
Canada	—	1,147,761	—	1,147,761
China	—	326,172	—	326,172
Denmark	—	281,764	—	281,764
Finland	—	429,258	—	429,258
France	—	2,508,003	—	2,508,003
Germany	—	779,737	—	779,737

Madison Funds | July 31, 2019

Notes to Portfolio of Investments (unaudited)

India	214,456	—	—	214,456
Ireland	764,139	—	—	764,139
Israel		232,778	—	232,778
Japan	—	2,759,197	—	2,759,197
Mexico		21,255		21,255
Netherlands	—	819,706	—	819,706
Norway	—	430,427	—	430,427
Singapore	—	514,397	—	514,397
South Korea	—	382,296	—	382,296
Spain	—	160,320	—	160,320
Sweden	—	713,253	—	713,253
Switzerland	—	832,802	—	832,802
United Kingdom	716,946	3,144,731	—	3,861,677
Preferred Stocks	—	411,719	—	411,719
Short-Term Investments	700,325		—	700,325
	2,395,866	16,975,624	—	19,371,490
1See respective Portfolio of Investments for underlying holdings in each fund. For additional information on the Underlying funds held in the Allocation funds, including shareholder prospectuses and financial reports, please visit each Underlying Fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments are accounted for, and c) how derivative instruments affect a fund's financial position, results of operations.

The following table presents the types of derivatives in the Core Bond Fund and Covered Call & Equity Income Fund as of July 31, 2019 and their effects:

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Fair Value	Derivatives not accounted for as hedging instruments	Fair Value
Covered Call & Equity Income	Equity contracts, options purchased	$701,000	Equity contracts, options written	$2,996,234
Core Bond	Interest rate, options purchased	3,516	Interest rate, options written	1,406

3. FEDERAL INCOME TAX INFORMATION At July 31, 2019, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for each fund were as follows:

Madison Funds | July 31, 2019

Notes to Portfolio of Investments (unaudited)

Fund	Appreciation	Depreciation	Net
Conservative Allocation Fund	$3,443,554	$9,062	$3,434,492
Moderate Allocation Fund	11,575,856	33,817	11,542,039
Aggressive Allocation Fund	6,194,496	19,143	6,175,353
Tax-Free Virginia Fund	1,008,169	-	1,008,169
Tax-Free National Fund	1,236,430	2,046	1,234,384
High Quality Bond Fund	1,105,743	56,838	1,048,905
Core Bond Fund	5,807,838	615,686	5,192,152
Corporate Bond Fund	801,640	13,133	788,507
High Income Fund	346,525	466,359	(119,834)
Diversified Income Fund	35,054,368.00	873,983	34,180,385
Covered Call & Equity Income	3,630,393	27,121,691	(23,491,298)
Dividend Income Fund	32,307,097	774,763	31,532,334
Large Cap Value Fund	11,840,157.00	251,345	11,588,812
Investors Fund	98,276,546	2,437,274	95,839,272
Mid Cap Fund	179,318,690	6,134,109	173,184,581
Small Cap Fund	7,831,818	505,330	7,326,488
International Stock Fund	4,485,883.00	540,488	3,945,395

4. SECURITIES LENDING

The Board of Trustees has authorized the Funds, other than the Government Money Market Fund, to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the "Agreement") and subject to certain securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S. government securities, initially equal to at least 102% of the value of domestic securities and 105% of non-domestic securities. The loaned securities and collateral are marked to market daily to maintain collateral at 102% of the total loaned portfolio for each broker/borrower. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statement of Operations. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The fund could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The funds do not have a master netting agreement.

As of July 31, 2019, the aggregate fair value of securities on loan for the Madison fund family was $17,909,917.Cash collateral received for such loans are reinvested into the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral is invested in U.S. Treasuries or Government securities. See below for fair value on loan and collateral breakout for each fund and each respective fund's portfolio of investments for individual securities identified on loan.

Madison Funds | July 31, 2019

Notes to Portfolio of Investments (unaudited)

	Fair Value on Loan	Cash Collateral	Non-Cash Collateral
Madison Conservative Allocation Fund	$534,864	$547,800	$-
Madison Moderate Allocation Fund	6,658,386	6,376,304	492,444
Madison Aggressive Allocation Fund	4,394,555	4,534,517	-
Madison Core Bond Fund	950,756	963,830	-
Madison High Income Fund	1,020,756	1,038,623	-
Diversified Income Fund	449,600	455,700	-
Covered Call & Equity Income	1,127,508	-	1,138,314
Large Cap Value Fund	2,356,425	760,725	1,760,748
Madison Small Cap Fund	226,138	-	234,611
International Stock Fund	190,929	86,066	116,814

5. CERTAIN RISK

Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statements' volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund's investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

The Tax-Free Funds invest in municipal securities. Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Principal and interest repayment may be affected by federal, state and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. Madison will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the funds. While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for the funds to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.

The Core Bond Fund may invest in futures contracts or options on futures contracts. Investing in futures contracts and options on futures entail certain other risks such as: unanticipated changes in interest rates, securities prices or currency exchange rates, and may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss. Perfect correlation between the fund’s futures positions and portfolio positions may be difficult to achieve.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its net assets in high yield securities.

The Covered Call & Equity Income Fund invests in options on securities. As the writer of a covered call option, the fund forgoes, during the option's life, the opportunity to profit from increases in the fair value of the security covering the call option above the sum

Madison Funds | July 31, 2019

Notes to Portfolio of Investments (unaudited)

of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The Allocation Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

The funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds. The funds do monitor this risk closely.

In addition to the other risks described above and in the prospectus, you should understand what we refer to as "unknown market risks". While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.

6. Subsequent Events: Madison Asset Management, LLC (“Madison”) has entered into an asset purchase agreement (the “Transaction”) with Broadview Advisors, LLC (“Broadview”), pursuant to which Madison has agreed to purchase certain assets relating to Broadview’s advisory business. Madison will acquire the assets of the Broadview Opportunity Fund, the sole series of Broadview Funds Trust, by reorganizing it with and into the Madison Small Cap Fund, as part of the Transaction.